UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07443
Name of Registrant: Vanguard Whitehall Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: July 31, 2015
Item 1: Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments
As of July 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (94.2%)[1]
Australia (3.3%)
	Computershare Ltd.	1,339,861	12,087
	Iluka Resources Ltd.	2,094,685	12,044
	Mirvac Group	7,419,796	10,237
	Amcor Ltd.	867,190	9,124
	Ansell Ltd.	464,023	8,496
	Asaleo Care Ltd.	6,618,650	8,258
	Spotless Group Holdings Ltd.	5,038,700	7,194
	Incitec Pivot Ltd.	2,439,068	6,446
	Nufarm Ltd.	845,754	4,767
^	Super Retail Group Ltd.	661,779	4,458
	Tox Free Solutions Ltd.	1,971,031	4,179
	SAI Global Ltd.	1,050,505	3,444
*	oOh!media Ltd.	1,691,986	3,218
^,* Karoon Gas Australia Ltd.		881,555	1,504
			95,456
Austria (1.0%)
	ANDRITZ AG	391,282	21,845
	BUWOG AG	139,215	2,804
	Schoeller-Bleckmann Oilfield Equipment AG	40,161	2,269
	CA Immobilien Anlagen AG	104,650	1,881
*	Kapsch TrafficCom AG	57,000	1,496
			30,295
Belgium (0.5%)
	Cie d'Entreprises CFE	35,032	4,669
	Ackermans & van Haaren NV	29,757	4,549
	D'ieteren SA/NV	123,493	4,515
			13,733
Brazil (0.2%)
	BR Properties SA	1,692,688	5,611
	Magazine Luiza SA	896,795	943
			6,554
China (2.1%)
	Shenzhou International Group Holdings Ltd.	2,009,000	10,553
	ANTA Sports Products Ltd.	3,901,000	10,023
*	New Oriental Education & Technology Group Inc. ADR	347,121	7,776
*	WuXi PharmaTech Cayman Inc. ADR	140,260	5,821
	China Medical System Holdings Ltd.	4,148,000	5,508
	Haitian International Holdings Ltd.	2,600,000	5,371
	E-House China Holdings Ltd. ADR	762,600	4,804
^	Baoxin Auto Group Ltd.	9,677,000	4,756
	Dah Chong Hong Holdings Ltd.	10,202,000	4,508
^	Daphne International Holdings Ltd.	7,052,000	1,396
	CSPC Pharmaceutical Group Ltd.	1,224,000	1,117
			61,633
Denmark (1.9%)
	Matas A/S	1,250,000	25,754
^	FLSmidth & Co. A/S	400,000	17,883

*	H Lundbeck A/S	279,472	6,605
	DSV A/S	124,857	4,266
*	OW Bunker A/S	1,000,000	—
			54,508
Finland (0.1%)
	Vaisala Oyj	100,000	2,634

France (6.2%)
^	Rubis SCA	360,611	25,915
	Montupet	290,000	22,370
	Elis SA	807,777	13,362
*	UBISOFT Entertainment	650,000	12,617
*	SPIE SA	600,000	11,888
*	Naturex	135,000	10,648
	Euler Hermes Group	97,619	10,194
	Korian SA	260,000	9,270
*	Belvedere SA	385,000	8,884
	Lectra	600,000	8,695
	Eurofins Scientific SE	24,000	7,880
	Imerys SA	103,854	7,821
	Virbac SA	23,339	5,536
	Eurazeo SA	78,400	5,093
	Albioma SA	300,000	4,984
*	ID Logistics Group	34,821	3,853
	Wendel SA	28,818	3,835
	Coface SA	319,530	3,152
^,* Air France-KLM		251,631	1,800
	Vallourec SA	104,987	1,723
*	Inside Secure SA	350,258	746
			180,266
Germany (4.0%)
	BRAAS Monier Building Group SA	1,040,786	28,745
	XING AG	100,000	16,824
	Zeal Network SE	318,921	16,780
	RIB Software AG	700,000	12,777
*	Tom Tailor Holding AG	890,000	8,894
*	GRENKELEASING AG	36,701	5,492
	Freenet AG	150,000	5,157
	STRATEC Biomedical AG	82,171	4,572
	SAF-Holland SA	207,999	3,148
	MTU Aero Engines AG	32,500	2,986
^	Grand City Properties SA	168,394	2,911
	ElringKlinger AG	106,549	2,570
	LEG Immobilien AG	33,597	2,448
	Takkt AG	120,000	2,298
			115,602
Hong Kong (1.8%)
	Techtronic Industries Co. Ltd.	7,500,000	26,591
	Johnson Electric Holdings Ltd.	2,472,625	8,389
*	HKBN Ltd.	7,152,000	7,683
	Hysan Development Co. Ltd.	1,501,000	6,416
	Yue Yuen Industrial Holdings Ltd.	1,068,000	3,463
			52,542
India (3.9%)
*	Gujarat Pipavav Port Ltd.	9,558,436	35,107
	Idea Cellular Ltd.	8,449,659	22,842

	Apollo Hospitals Enterprise Ltd.	1,011,984	21,466
	Ipca Laboratories Ltd.	1,020,109	10,758
	Cipla Ltd.	732,735	8,100
	Phoenix Mills Ltd.	1,438,800	8,066
	Federal Bank Ltd.	3,921,892	4,141
	Multi Commodity Exchange of India Ltd.	205,558	3,639
			114,119
Indonesia (0.4%)
	Matahari Department Store Tbk PT	6,888,200	8,886
	Ciputra Property Tbk PT	73,359,500	2,873
	Gajah Tunggal Tbk PT	17,722,590	985
			12,744
Ireland (4.1%)
	Smurfit Kappa Group plc	950,000	28,508
	Glanbia plc	1,000,000	20,886
*	Dalata Hotel Group plc	3,800,000	17,539
*	Paddy Power plc	180,000	16,072
	Irish Residential Properties REIT plc	8,400,000	10,489
	Irish Continental Group plc	1,600,000	7,713
	IFG Group plc	2,622,895	6,178
	FBD Holdings plc	725,000	6,099
	Origin Enterprises plc	500,000	4,189
			117,673
Italy (9.1%)
	Cerved Information Solutions SPA	3,982,049	32,099
2	Anima Holding SPA	2,909,329	29,805
*	Maire Tecnimont SPA	8,214,356	28,447
*,2	OVS SPA	3,948,575	26,180
	Banca Popolare dell'Emilia Romagna SC	2,600,000	22,874
	Credito Emiliano SPA	2,125,000	17,905
*	Sorin SPA	5,600,000	16,177
*,2	Banca Sistema SPA	2,371,523	12,372
	FinecoBank Banca Fineco SPA	1,500,000	11,938
*	Yoox SPA	280,000	9,453
	Moncler SPA	418,662	8,497
	Salvatore Ferragamo SPA	205,252	6,491
^	Brunello Cucinelli SPA	309,142	5,827
	DiaSorin SPA	126,016	5,783
^,* RCS MediaGroup SPA		4,927,503	5,691
*	Autogrill SPA	579,144	5,222
^	Beni Stabili SpA SIIQ	5,802,561	4,580
*,2	Infrastrutture Wireless Italiane SPA	866,436	4,160
	Banca Generali SPA	91,017	2,997
	Prysmian SPA	125,000	2,868
	Immobiliare Grande Distribuzione SIIQ SPA	2,332,908	2,166
	Industria Macchine Automatiche SPA	22,125	1,147
			262,679
Japan (21.6%)
	Tsuruha Holdings Inc.	270,635	23,758
	Tokai Tokyo Financial Holdings Inc.	2,487,100	19,004
	Trusco Nakayama Corp.	496,800	18,229
	Nitta Corp.	701,100	18,001
	NEC Networks & System Integration Corp.	777,800	16,292
	Hitachi Transport System Ltd.	837,800	15,105
	Kuroda Electric Co. Ltd.	744,600	14,256
	TPR Co. Ltd.	483,200	14,160

Nippon Densetsu Kogyo Co. Ltd.	781,000	13,932
Koito Manufacturing Co. Ltd.	321,800	12,620
Eagle Industry Co. Ltd.	604,500	12,220
Aica Kogyo Co. Ltd.	534,000	11,929
Arcs Co. Ltd.	542,800	11,914
^ Digital Garage Inc.	801,000	11,476
OBIC Business Consultants Ltd.	256,200	11,218
Ai Holdings Corp.	690,200	11,200
Kakaku.com Inc.	696,200	11,107
Lintec Corp.	495,400	10,718
Daibiru Corp.	1,156,100	10,586
Mitsui Sugar Co. Ltd.	2,365,000	10,223
Unipres Corp.	528,400	10,161
^ Musashi Seimitsu Industry Co. Ltd.	541,100	9,852
Zenkoku Hosho Co. Ltd.	263,855	9,615
Kissei Pharmaceutical Co. Ltd.	384,200	9,428
Shinsei Bank Ltd.	4,275,235	9,374
Glory Ltd.	319,400	9,325
JSP Corp.	544,593	9,189
Nichi-iko Pharmaceutical Co. Ltd.	265,600	9,130
^ Kureha Corp.	2,378,000	8,995
Nippon Shinyaku Co. Ltd.	264,000	8,812
Nippon Shokubai Co. Ltd.	569,805	8,442
^ Kumiai Chemical Industry Co. Ltd.	1,051,500	8,379
Nippon Soda Co. Ltd.	1,277,000	7,639
Sumitomo Real Estate Sales Co. Ltd.	279,500	7,469
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,345,295	7,240
SCSK Corp.	196,500	7,027
Takasago International Corp.	1,528,000	6,793
^ Welcia Holdings Co. Ltd.	132,100	6,751
^ CyberAgent Inc.	155,710	6,722
IHI Corp.	1,686,245	6,718
Asahi Intecc Co. Ltd.	200,270	6,701
Teijin Ltd.	1,823,000	6,642
DMG Mori Co. Ltd.	423,415	6,504
Message Co. Ltd.	210,180	6,206
Nabtesco Corp.	282,000	6,200
Nihon Parkerizing Co. Ltd.	663,400	6,170
Iida Group Holdings Co. Ltd.	344,985	6,052
Kobe Steel Ltd.	3,680,000	5,715
TechnoPro Holdings Inc.	196,700	5,303
Denyo Co. Ltd.	348,870	5,272
H2O Retailing Corp.	245,200	5,141
Tokyo TY Financial Group Inc.	159,843	5,096
Asahi Diamond Industrial Co. Ltd.	531,100	5,086
Temp Holdings Co. Ltd.	119,200	4,917
Mitsubishi Materials Corp.	1,335,000	4,833
Hoshizaki Electric Co. Ltd.	80,755	4,818
Tsutsumi Jewelry Co. Ltd.	217,700	4,738
Daikyonishikawa Corp.	118,100	4,639
* Leopalace21 Corp.	803,400	4,403
Sanwa Holdings Corp.	570,965	4,340
Fukushima Industries Corp.	204,400	4,071
Tokyo Steel Manufacturing Co. Ltd.	577,700	3,950
Shimadzu Corp.	265,000	3,940
Showa Denko KK	3,085,000	3,802
Kenedix Inc.	904,400	3,536

^ Ferrotec Corp.	509,300	3,532
Obara Group Inc.	75,000	3,498
NTT Urban Development Corp.	353,700	3,476
^ Jamco Corp.	112,900	3,430
Yushin Precision Equipment Co. Ltd.	175,200	3,365
Taiheiyo Cement Corp.	994,000	3,282
IBJ Leasing Co. Ltd.	133,765	3,154
^ Zuiko Corp.	83,760	3,114
Kyudenko Corp.	175,000	3,071
Tenma Corp.	182,800	2,976
Kawasaki Heavy Industries Ltd.	671,000	2,938
Yamato Kogyo Co. Ltd.	120,720	2,842
Plenus Co. Ltd.	155,900	2,629
Mitsubishi Gas Chemical Co. Inc.	468,865	2,607
Hitachi High-Technologies Corp.	109,000	2,535
Miura Co. Ltd.	207,000	2,254
^ kabu.com Securities Co. Ltd.	641,600	2,182
		623,969
Luxembourg (0.9%)
* Stabilus SA	290,000	10,672
B&M European Value Retail SA	1,732,609	9,651
Reinet Investments SCA	194,322	4,269
2 O'Key Group SA GDR	291,955	780
		25,372
Malaysia (0.3%)
Bursa Malaysia Bhd.	4,245,200	8,990

Netherlands (1.5%)
Delta Lloyd NV	1,506,656	26,762
Sligro Food Group NV	200,000	7,690
Beter Bed Holding NV	175,000	4,283
USG People NV	250,961	3,837
* Constellium NV Class A	149,441	1,659
		44,231
New Zealand (0.3%)
Fletcher Building Ltd.	1,475,159	7,706

Norway (1.6%)
* Storebrand ASA	6,600,000	26,614
Borregaard ASA	2,200,000	13,941
Kongsberg Gruppen ASA	372,650	6,227
		46,782
Panama (0.1%)
Copa Holdings SA Class A	22,375	1,690

Singapore (0.9%)
UOL Group Ltd.	2,533,300	12,436
First Resources Ltd.	5,310,000	7,362
Mapletree Industrial Trust	5,807,480	6,456
		26,254
South Africa (0.1%)
* Brait SE	303,584	3,672

South Korea (1.2%)
Halla Visteon Climate Control Corp.	337,355	10,470

S-1 Corp.	84,304	6,068
^ Nexen Tire Corp.	394,421	4,720
CJ O Shopping Co. Ltd.	25,225	4,359
^ Sung Kwang Bend Co. Ltd.	386,521	3,435
Samsung Securities Co. Ltd.	48,158	2,156
Hotel Shilla Co. Ltd.	19,125	2,056
		33,264
Spain (0.6%)
Applus Services SA	1,000,000	11,211
^ Melia Hotels International SA	316,593	4,554
* Naturhouse Health SAU	50,839	285
		16,050
Sweden (2.1%)
Loomis AB Class B	700,000	19,563
3 Bufab Holding AB	2,293,767	13,286
Opus Group AB	7,000,000	7,057
Intrum Justitia AB	200,000	6,796
Modern Times Group MTG AB Class B	180,000	5,106
AAK AB	70,000	4,747
Concentric AB	297,341	3,419
		59,974
Switzerland (4.2%)
Helvetia Holding AG	58,000	31,874
OC Oerlikon Corp. AG	1,958,617	24,004
Kuoni Reisen Holding AG	52,742	14,638
Gategroup Holding AG	364,212	13,452
Komax Holding AG	55,000	9,556
Ascom Holding AG	500,000	9,081
* Interroll Holding AG	14,000	8,986
Partners Group Holding AG	13,697	4,583
* Dufry AG	21,473	2,982
Orior AG	50,000	2,802
Comet Holding AG	1,000	848
		122,806
Taiwan (1.3%)
Giant Manufacturing Co. Ltd.	2,060,000	17,305
Chroma ATE Inc.	3,824,000	7,748
CTCI Corp.	4,336,000	6,562
Gourmet Master Co. Ltd.	995,000	4,620
		36,235
Thailand (0.3%)
LPN Development PCL	14,565,300	7,310

United Arab Emirates (0.3%)
* Lamprell plc	3,677,650	8,385

United Kingdom (17.7%)
DCC plc	275,000	21,726
Kennedy Wilson Europe Real Estate plc	1,040,795	18,620
Grainger plc	4,915,405	18,310
Dechra Pharmaceuticals plc	1,100,000	16,910
Grafton Group plc	1,425,000	15,985
* SuperGroup plc	610,647	13,797
^ Telecom Plus plc	685,216	12,987
Keller Group plc	731,568	12,085

IG Group Holdings plc	1,023,416	11,955
Elementis plc	2,870,710	11,500
Redrow plc	1,563,146	11,381
Millennium & Copthorne Hotels plc	1,300,000	11,326
Ricardo plc	800,000	11,243
Micro Focus International plc	499,250	10,905
SSP Group plc	2,226,437	10,811
* HomeServe plc	1,450,993	9,878
Alent plc	1,327,137	9,843
Pets at Home Group plc	2,142,073	9,666
Investec plc	1,050,000	9,592
Berendsen plc	575,000	9,177
WS Atkins plc	372,931	9,147
Photo-Me International plc	3,750,000	8,915
Ashtead Group plc	573,823	8,784
Bodycote plc	750,000	8,009
Halma plc	675,000	7,979
Eco Animal Health Group plc	1,608,166	7,662
Mitie Group plc	1,508,216	7,585
Inchcape plc	600,000	7,523
Just Retirement Group plc	2,434,673	7,331
Hikma Pharmaceuticals plc	193,247	7,226
UNITE Group plc	714,629	7,040
London Stock Exchange Group plc	171,795	7,003
QinetiQ Group plc	1,800,000	6,667
Kier Group plc	295,707	6,663
Tyman plc	1,360,925	6,535
SIG plc	1,975,000	6,445
Victrex plc	209,256	6,321
Senior plc	1,359,368	6,178
A.G.Barr plc	650,000	5,735
Polypipe Group plc	1,278,348	5,724
Soco International plc	2,311,526	5,686
Persimmon plc	170,209	5,437
Big Yellow Group plc	492,344	5,416
N Brown Group plc	1,032,941	5,135
* AA plc	881,457	5,026
* Findel plc	1,600,365	5,000
Hays plc	1,863,338	4,849
Brewin Dolphin Holdings plc	984,495	4,836
Crest Nicholson Holdings plc	565,238	4,820
Michael Page International plc	562,470	4,813
* Premier Oil plc	2,300,000	4,808
Mears Group plc	775,970	4,724
Savills plc	302,483	4,618
Northgate plc	518,269	4,434
Restaurant Group plc	420,660	4,430
Saga plc	1,353,564	4,374
Consort Medical plc	287,783	4,193
Laird plc	625,025	3,843
^ Hansteen Holdings plc	1,911,184	3,635
* LMS Capital plc	3,097,813	3,529
Berkeley Group Holdings plc	57,127	3,005
James Fisher & Sons plc	152,331	2,648
Genus plc	116,885	2,630
Abcam plc	253,784	2,312
Meggitt plc	297,877	2,158

*	Ophir Energy plc			1,085,824	1,971
*	EnQuest plc			641,019	355
					510,854
	United States (0.6%)
	Samsonite International SA			5,696,100	18,583
	Total Common Stocks (Cost $2,305,741)				2,722,565
		Coupon
	Temporary Cash Investments (8.1%)[1]
	Money Market Fund (7.5%)
	4,5 Vanguard Market Liquidity Fund	0.152%		215,320,919	215,321

				Face
			Maturity	Amount
			Date	($000)
	Repurchase Agreement (0.4%)
	Goldman Sachs & Co.
	(Dated 7/31/15, Repurchase Value
	$12,900,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.000%-
	4.000%, 8/1/26-2/1/45, and Federal
	National Mortgage Assn. 3.500%, 11/1/26,
	with a value of $13,158,000)	0.140%	8/3/15	12,900	12,900

	U.S. Government and Agency Obligations (0.2%)
	6,7,8Federal Home Loan Bank Discount Notes	0.095%	10/7/15	3,000	2,999
6,7	Federal Home Loan Bank Discount Notes	0.095%	10/21/15	2,200	2,199
	6,7,8Federal Home Loan Bank Discount Notes	0.100%	10/23/15	500	500
					5,698
	Total Temporary Cash Investments (Cost $233,919)				233,919
	Total Investments (102.3%) (Cost $2,539,660)				2,956,484
	Other Assets and Liabilities-Net (-2.3%)[5]				(67,318)
	Net Assets (100%)				2,889,166

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $63,759,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.4% and 4.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate value of these securities was $73,297,000, representing 2.5% of net assets.
3 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $67,476,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $4,699,000 have been segregated as initial margin for open futures contracts.
8 Securities with a value of $1,067,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

International Explorer Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

International Explorer Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	28,304	2,694,261	—
Temporary Cash Investments	215,321	18,598	—
Futures Contracts—Assets[1]	474	—	—
Forward Currency Contracts—Assets	—	176	—
Forward Currency Contracts—Liabilities	—	(1,882)	—
Total	244,099	2,711,153	—
1 Represents variation margin on the last day of the reporting period.

E. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

International Explorer Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
FTSE 100 Index	September 2015	359	37,277	119
Topix Index	September 2015	183	24,519	214
Dow Jones EURO STOXX 50 Index	September 2015	454	18,048	667
S&P ASX 200 Index	September 2015	126	13,072	349
				1,349

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	9/23/15	GBP	24,129	USD	37,870	(202)
Bank of America, N.A.	9/15/15	JPY	2,634,292	USD	21,486	(218)
BNP Paribas	9/23/15	EUR	13,577	USD	15,292	(369)
The Toronto-Dominion Bank	9/22/15	AUD	17,144	USD	13,237	(744)
BNP Paribas	9/23/15	GBP	2,819	USD	4,389	11
Bank of America, N.A.	9/23/15	GBP	2,733	USD	4,272	(5)
BNP Paribas	9/23/15	GBP	2,586	USD	4,043	(6)
The Toronto-Dominion Bank	9/15/15	JPY	437,970	USD	3,532	4
Citibank, N.A.	9/22/15	AUD	3,748	USD	2,785	(53)
Deutsche Bank AG	9/23/15	EUR	2,175	USD	2,437	(47)
Citibank, N.A.	9/15/15	JPY	264,640	USD	2,143	(6)
UBS AG	9/23/15	EUR	1,830	USD	2,020	(8)
BNP Paribas	9/22/15	AUD	2,388	USD	1,758	(18)
BNP Paribas	9/23/15	EUR	1,377	USD	1,504	10
Brown Brothers Harriman & Co.	9/23/15	USD	12,363	GBP	8,052	(206)
Brown Brothers Harriman & Co.	9/22/15	USD	4,366	AUD	5,895	70
Brown Brothers Harriman & Co.	9/23/15	USD	3,220	EUR	2,910	22
BNP Paribas	9/15/15	USD	2,585	JPY	312,845	59
						(1,706)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.

International Explorer Fund

JPY—Japanese yen.
USD—U.S. dollar.

F. At July 31, 2015, the cost of investment securities for tax purposes was $2,563,607,000. Net unrealized appreciation of investment securities for tax purposes was $392,877,000, consisting of unrealized gains of $574,301,000 on securities that had risen in value since their purchase and $181,424,000 in unrealized losses on securities that had fallen in value since their purchase.

G. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds			July 31,
	Oct. 31, 2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Bufab Holding AB	NA1	4,201	—	337	—	13,286

Fund Vanguard Market Liquidity	151,072	NA2	NA2	130	—	215,321
Total	151,072			467	—	228,607
1 Not applicable—at October 31, 2014, the issuer was not an affiliated company of the fund.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Mid-Cap Growth Fund

Schedule of Investments
As of July 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (97.1%)[1]
Consumer Discretionary (25.8%)
Brunswick Corp.	1,990,000	105,649
Dollar General Corp.	1,277,836	102,700
* Hilton Worldwide Holdings Inc.	3,309,440	88,858
Royal Caribbean Cruises Ltd.	874,280	78,554
* Norwegian Cruise Line Holdings Ltd.	1,131,605	70,635
Williams-Sonoma Inc.	636,714	53,904
Polaris Industries Inc.	377,500	51,740
BorgWarner Inc.	1,037,839	51,591
Ross Stores Inc.	937,111	49,817
Advance Auto Parts Inc.	267,835	46,659
Hanesbrands Inc.	1,395,720	43,309
* O'Reilly Automotive Inc.	179,800	43,208
PVH Corp.	368,260	42,733
* Burlington Stores Inc.	725,054	39,907
Marriott International Inc. Class A	467,912	33,975
Tractor Supply Co.	353,915	32,744
* Michael Kors Holdings Ltd.	693,900	29,137
Nordstrom Inc.	320,450	24,454
Six Flags Entertainment Corp.	484,063	22,577
* Sally Beauty Holdings Inc.	718,992	21,419
Carter's Inc.	205,650	20,855
* Chipotle Mexican Grill Inc. Class A	20,100	14,919
Harman International Industries Inc.	129,145	13,904
Lennar Corp. Class A	247,650	13,135
		1,096,383
Consumer Staples (2.4%)
Mead Johnson Nutrition Co.	436,800	38,609
Keurig Green Mountain Inc.	475,050	35,648
* Monster Beverage Corp.	174,400	26,779
		101,036
Energy (2.6%)
Superior Energy Services Inc.	2,522,425	42,881
* Diamondback Energy Inc.	349,140	23,497
* Concho Resources Inc.	194,100	20,683
* Dril-Quip Inc.	167,385	9,777
* Carrizo Oil & Gas Inc.	237,225	9,046
Range Resources Corp.	138,151	5,435
		111,319
Financials (13.9%)
* Affiliated Managers Group Inc.	370,964	77,123
SEI Investments Co.	1,210,030	64,507
* E*TRADE Financial Corp.	2,101,528	59,725
Lazard Ltd. Class A	1,044,540	57,878
* Popular Inc.	1,881,533	57,613
Intercontinental Exchange Inc.	181,735	41,443
Assured Guaranty Ltd.	1,618,475	39,588
* MGIC Investment Corp.	3,437,800	38,056
* Signature Bank	261,081	38,011

Moody's Corp.	327,200	36,133
LPL Financial Holdings Inc.	572,214	26,980
Jones Lang LaSalle Inc.	123,385	21,967
* PRA Group Inc.	307,560	19,545
IBERIABANK Corp.	234,357	15,128
		593,697
Health Care (16.5%)
* Sirona Dental Systems Inc.	836,408	86,802
* MEDNAX Inc.	839,400	71,047
* BioMarin Pharmaceutical Inc.	418,380	61,196
* Cerner Corp.	808,900	58,014
* Endo International plc	510,785	44,714
* HCA Holdings Inc.	430,445	40,036
* Mallinckrodt plc	269,600	33,420
* Align Technology Inc.	525,905	32,974
* Akorn Inc.	677,231	31,227
* Charles River Laboratories International Inc.	396,961	30,812
* IDEXX Laboratories Inc.	407,658	29,649
* Health Net Inc.	435,220	29,099
Perrigo Co. plc	151,145	29,050
* Medivation Inc.	271,400	28,587
* Mettler-Toledo International Inc.	82,000	27,683
Bio-Techne Corp.	230,199	25,179
* Team Health Holdings Inc.	345,305	23,277
* Allergan plc	35,395	11,721
* Incyte Corp.	62,185	6,485
		700,972
Industrials (15.8%)
* Old Dominion Freight Line Inc.	1,666,893	121,933
Towers Watson & Co. Class A	626,790	79,464
ManpowerGroup Inc.	707,855	64,047
KAR Auction Services Inc.	1,520,907	59,209
* Verisk Analytics Inc. Class A	730,082	57,027
Delta Air Lines Inc.	1,056,990	46,867
Rockwell Collins Inc.	544,700	46,093
AMETEK Inc.	821,510	43,581
Equifax Inc.	380,165	38,826
* Middleby Corp.	275,000	33,742
Carlisle Cos. Inc.	318,200	32,221
* TransDigm Group Inc.	121,700	27,541
* HD Supply Holdings Inc.	664,790	23,799
		674,350
Information Technology (17.0%)
* Vantiv Inc. Class A	2,342,474	103,069
* Red Hat Inc.	741,246	58,618
* Akamai Technologies Inc.	744,272	57,093
* Cognizant Technology Solutions Corp. Class A	895,340	56,496
* Guidewire Software Inc.	775,898	45,817
* Genpact Ltd.	1,749,701	38,861
* CoStar Group Inc.	191,700	38,587
* NXP Semiconductors NV	381,665	37,018
* PTC Inc.	1,009,155	36,683
* ANSYS Inc.	384,135	36,166
Cypress Semiconductor Corp.	2,906,955	33,372
* Pandora Media Inc.	1,588,769	27,835
Avago Technologies Ltd. Class A	220,000	27,531

	SS&C Technologies Holdings Inc.			400,796	27,266
	ARM Holdings plc ADR			474,500	22,320
	Belden Inc.			330,000	19,546
	*,^ NeuStar Inc. Class A			525,727	16,229
*	IPG Photonics Corp.			129,145	11,910
*	VeriFone Systems Inc.			319,420	10,279
	MAXIMUS Inc.			129,145	8,809
	Monolithic Power Systems Inc.			167,385	8,655
					722,160
	Materials (1.0%)
	Vulcan Materials Co.			341,066	31,044
	PolyOne Corp.			300,900	10,312
					41,356
	Other (0.2%)
2	Vanguard Mid-Cap Growth ETF			100,223	10,836

	Telecommunication Services (1.9%)
*	SBA Communications Corp. Class A			657,245	79,343

	Total Common Stocks (Cost $3,479,318)				4,131,452
		Coupon
	Temporary Cash Investments (7.0%)[1]
	Money Market Fund (6.9%)
	[3,4] Vanguard Market Liquidity Fund	0.152%		291,425,486	291,425

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	Federal Home Loan Bank Discount Notes	0.085%	8/14/15	700	700
	[5,6] Federal Home Loan Bank Discount Notes	0.090% - 0.125%	8/21/15	5,500	5,500
					6,200
Total Temporary Cash Investments (Cost $297,623)					297,625
	Total Investments (104.1%) (Cost $3,776,941)				4,429,077
	Other Assets and Liabilities-Net (-4.1%)[4]				(175,164)
	Net Assets (100%)				4,253,913

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,325,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 5.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $3,231,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $4,400,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Mid-Cap Growth Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,131,452	—	—
Temporary Cash Investments	291,425	6,200	—
Futures Contracts—Assets[1]	23	—	—
Futures Contracts—Liabilities[1]	(56)	—	—
Total	4,422,844	6,200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Mid-Cap Growth Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Midcap 400 Index	September 2015	322	48,277	(146)
E-mini S&P 500 Index	September 2015	240	25,181	(39)
				(185)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2015, the cost of investment securities for tax purposes was $3,776,941,000. Net unrealized appreciation of investment securities for tax purposes was $652,136,000, consisting of unrealized gains of $725,052,000 on securities that had risen in value since their purchase and $72,916,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Dividend Yield Index Fund

Schedule of Investments
As of July 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (3.1%)
Dow Chemical Co.	2,141,974	100,801
EI du Pont de Nemours & Co.	1,676,191	93,464
LyondellBasell Industries NV Class A	741,537	69,578
Air Products & Chemicals Inc.	396,427	56,495
International Paper Co.	778,672	37,275
Nucor Corp.	585,845	25,859
Freeport-McMoRan Inc.	1,920,049	22,561
RPM International Inc.	245,930	11,527
Avery Dennison Corp.	169,223	10,297
Steel Dynamics Inc.	420,767	8,428
Reliance Steel & Aluminum Co.	128,209	7,769
Huntsman Corp.	305,419	5,803
Compass Minerals International Inc.	62,570	5,006
Domtar Corp.	110,618	4,498
Chemours Co.	335,242	3,661
Olin Corp.	139,723	3,212
Commercial Metals Co.	192,285	2,963
Worthington Industries Inc.	95,270	2,578
Innophos Holdings Inc.	39,786	2,048
A Schulman Inc.	53,742	2,001
Tronox Ltd. Class A	120,018	1,318
		477,142
Consumer Goods (14.7%)
Procter & Gamble Co.	5,030,308	385,825
Coca-Cola Co.	7,726,999	317,425
PepsiCo Inc.	2,743,267	264,314
Philip Morris International Inc.	2,890,366	247,213
Altria Group Inc.	3,669,887	199,568
Ford Motor Co.	7,188,217	106,601
Kraft Heinz Co.	1,089,200	86,559
General Motors Co.	2,706,086	85,269
Kimberly-Clark Corp.	673,634	77,448
Reynolds American Inc.	765,605	65,681
General Mills Inc.	1,102,830	64,196
ConAgra Foods Inc.	790,014	34,808
Stanley Black & Decker Inc.	287,122	30,289
Kellogg Co.	455,915	30,168
Dr Pepper Snapple Group Inc.	354,656	28,451
Clorox Co.	242,659	27,163
Genuine Parts Co.	284,356	25,293
Coca-Cola Enterprises Inc.	432,388	22,086
Molson Coors Brewing Co. Class B	256,047	18,215
Autoliv Inc.	163,352	17,185
Campbell Soup Co.	337,330	16,634
Hasbro Inc.	209,196	16,472
Coach Inc.	507,086	15,821
Mattel Inc.	628,432	14,586
Leggett & Platt Inc.	254,098	12,148

	Ingredion Inc.	121,487	10,715
	Pinnacle Foods Inc.	213,294	9,588
	Flowers Foods Inc.	322,510	6,986
	Tupperware Brands Corp.	82,978	4,852
	Avon Products Inc.	796,249	4,515
	Scotts Miracle-Gro Co. Class A	65,389	3,949
	Vector Group Ltd.	149,482	3,785
	Nu Skin Enterprises Inc. Class A	94,435	3,744
	B&G Foods Inc.	107,558	3,176
	Steelcase Inc. Class A	167,420	2,988
	Snyder's-Lance Inc.	84,575	2,750
	Universal Corp.	41,353	2,359
	Schweitzer-Mauduit International Inc.	52,835	2,098
	MDC Holdings Inc.	67,278	2,009
	Knoll Inc.	78,942	1,910
	Briggs & Stratton Corp.	75,972	1,404
	Cosan Ltd.	227,883	1,071
	National Presto Industries Inc.	10,010	792
	Superior Industries International Inc.	42,697	722
			2,278,831
Consumer Services (6.3%)
	Wal-Mart Stores Inc.	3,001,201	216,026
	McDonald's Corp.	1,773,496	177,101
	Time Warner Cable Inc.	519,719	98,752
	Target Corp.	1,182,497	96,787
	Las Vegas Sands Corp.	741,842	41,573
	Carnival Corp.	771,046	41,089
	Sysco Corp.	1,087,582	39,490
	Omnicom Group Inc.	451,953	33,029
	L Brands Inc.	403,770	32,592
	Kohl's Corp.	347,504	21,309
	Staples Inc.	1,183,360	17,407
	Darden Restaurants Inc.	233,442	17,219
	H&R Block Inc.	510,425	16,992
	Wynn Resorts Ltd.	152,632	15,756
	TEGNA Inc.	417,392	12,159
	KAR Auction Services Inc.	260,450	10,139
	Cablevision Systems Corp. Class A	356,460	10,059
^	GameStop Corp. Class A	198,110	9,083
	Six Flags Entertainment Corp.	176,090	8,213
	Cinemark Holdings Inc.	192,901	7,612
	Cracker Barrel Old Country Store Inc.	41,391	6,287
	American Eagle Outfitters Inc.	337,685	5,994
	Time Inc.	201,230	4,492
^,* International Game Technology plc		204,062	4,040
	Meredith Corp.	69,881	3,349
	DineEquity Inc.	31,998	3,328
	Hillenbrand Inc.	115,800	3,284
	Regal Entertainment Group Class A	149,480	3,079
*	Gannett Co. Inc.	208,694	2,640
	Rent-A-Center Inc.	96,507	2,585
	Abercrombie & Fitch Co.	128,658	2,585
	Guess? Inc.	117,777	2,578
	Bob Evans Farms Inc.	42,972	2,145
	SeaWorld Entertainment Inc.	123,665	2,144
^	Buckle Inc.	44,870	1,985
	Extended Stay America Inc.	104,361	1,983

National CineMedia Inc.	113,256	1,756
Cato Corp. Class A	41,134	1,580
New Media Investment Group Inc.	77,727	1,322
Copa Holdings SA Class A	15,358	1,160
Capella Education Co.	20,301	1,046
Weis Markets Inc.	23,233	980
Stage Stores Inc.	51,134	900
Speedway Motorsports Inc.	26,692	559
Harte-Hanks Inc.	78,659	369
CTC Media Inc.	114,252	215
		984,772
Financials (14.9%)
Wells Fargo & Co.	9,568,006	553,701
JPMorgan Chase & Co.	6,874,518	471,111
PNC Financial Services Group Inc.	958,252	94,081
MetLife Inc.	1,672,214	93,209
BlackRock Inc.	228,429	76,825
Prudential Financial Inc.	838,115	74,056
ACE Ltd.	604,231	65,722
Travelers Cos. Inc.	594,565	63,095
Marsh & McLennan Cos. Inc.	993,271	57,550
CME Group Inc.	590,578	56,719
BB&T Corp.	1,329,271	53,530
Aflac Inc.	770,590	49,356
T. Rowe Price Group Inc.	460,662	35,531
Fifth Third Bancorp	1,498,295	31,569
Invesco Ltd.	801,272	30,929
Principal Financial Group Inc.	545,913	30,304
M&T Bank Corp.	214,828	28,175
Regions Financial Corp.	2,479,383	25,761
FNF Group	508,603	19,881
Western Union Co.	958,190	19,394
Huntington Bancshares Inc.	1,495,382	17,451
Willis Group Holdings plc	328,822	15,287
New York Community Bancorp Inc.	782,147	14,884
Arthur J Gallagher & Co.	311,697	14,784
Cincinnati Financial Corp.	262,659	14,501
PartnerRe Ltd.	88,588	12,044
Navient Corp.	721,961	11,335
Lazard Ltd. Class A	192,283	10,654
Axis Capital Holdings Ltd.	175,398	10,096
People's United Financial Inc.	572,481	9,314
PacWest Bancorp	177,821	8,231
Eaton Vance Corp.	213,219	8,179
First American Financial Corp.	201,352	8,171
Old Republic International Corp.	443,364	7,418
Cullen/Frost Bankers Inc.	101,124	7,326
Umpqua Holdings Corp.	409,323	7,261
Hanover Insurance Group Inc.	81,293	6,573
BankUnited Inc.	174,841	6,385
Waddell & Reed Financial Inc. Class A	141,846	6,370
First Niagara Financial Group Inc.	630,693	6,124
Validus Holdings Ltd.	128,153	5,940
Federated Investors Inc. Class B	167,191	5,636
FirstMerit Corp.	300,577	5,633
Janus Capital Group Inc.	343,497	5,627
Endurance Specialty Holdings Ltd.	78,005	5,421

Bank of Hawaii Corp.	77,358	5,219
ProAssurance Corp.	102,099	4,930
Susquehanna Bancshares Inc.	322,300	4,577
IBERIABANK Corp.	69,905	4,512
United Bankshares Inc.	108,930	4,415
FNB Corp.	308,569	4,255
Fulton Financial Corp.	327,918	4,250
Hancock Holding Co.	144,546	4,224
Valley National Bancorp	411,175	4,079
Washington Federal Inc.	175,143	4,077
Glacier Bancorp Inc.	140,458	3,947
RLI Corp.	67,633	3,735
Columbia Banking System Inc.	107,334	3,520
Artisan Partners Asset Management Inc. Class A	68,259	3,259
Old National Bancorp	218,049	3,138
Capitol Federal Financial Inc.	260,929	3,136
BGC Partners Inc. Class A	304,713	3,001
CVB Financial Corp.	164,769	2,918
Mercury General Corp.	50,200	2,834
National Penn Bancshares Inc.	255,295	2,737
Horace Mann Educators Corp.	76,638	2,701
Trustmark Corp.	111,532	2,681
Community Bank System Inc.	67,687	2,588
Kemper Corp.	65,455	2,534
BOK Financial Corp.	37,927	2,521
Chemical Financial Corp.	70,263	2,315
Renasant Corp.	70,090	2,253
Provident Financial Services Inc.	114,630	2,249
Northwest Bancshares Inc.	175,103	2,222
NBT Bancorp Inc.	81,215	2,195
Westamerica Bancorporation	44,091	2,160
Independent Bank Corp.	44,106	2,133
First Financial Bancorp	111,994	2,129
NRG Yield Inc.	109,349	2,109
WesBanco Inc.	63,427	2,107
BBCN Bancorp Inc.	136,608	2,097
Greenhill & Co. Inc.	52,190	2,053
Simmons First National Corp. Class A	43,662	1,984
Park National Corp.	22,523	1,973
CNA Financial Corp.	49,535	1,963
Boston Private Financial Holdings Inc.	152,586	1,920
S&T Bancorp Inc.	58,281	1,802
American National Insurance Co.	15,805	1,690
Maiden Holdings Ltd.	99,258	1,642
Safety Insurance Group Inc.	27,633	1,602
Brookline Bancorp Inc.	129,974	1,465
First Commonwealth Financial Corp.	147,340	1,356
United Fire Group Inc.	38,060	1,315
City Holding Co.	26,596	1,283
Oritani Financial Corp.	81,187	1,275
NRG Yield Inc. Class A	64,009	1,262
Sandy Spring Bancorp Inc.	45,686	1,249
Flushing Financial Corp.	55,414	1,150
FBL Financial Group Inc. Class A	20,077	1,145
Cohen & Steers Inc.	36,357	1,124
Washington Trust Bancorp Inc.	27,669	1,100
Tompkins Financial Corp.	19,931	1,077

TrustCo Bank Corp. NY	162,751	1,014
Community Trust Bancorp Inc.	27,325	957
BancFirst Corp.	14,797	941
1st Source Corp.	27,660	940
Dime Community Bancshares Inc.	54,114	920
Stock Yards Bancorp Inc.	23,269	858
First Financial Corp.	19,247	639
OFG Bancorp	67,952	548
Republic Bancorp Inc. Class A	19,280	485
Baldwin & Lyons Inc.	12,771	298
		2,313,931
Health Care (12.4%)
Johnson & Johnson	5,082,144	509,282
Pfizer Inc.	11,341,950	408,991
Merck & Co. Inc.	5,275,798	311,061
AbbVie Inc.	3,184,099	222,919
Bristol-Myers Squibb Co.	3,054,204	200,478
Eli Lilly & Co.	1,839,888	155,489
Baxter International Inc.	1,002,678	40,187
Baxalta Inc.	1,002,678	32,918
Quest Diagnostics Inc.	266,564	19,675
Healthcare Services Group Inc.	132,512	4,626
Owens & Minor Inc.	110,358	3,880
Kindred Healthcare Inc.	154,877	3,195
^ Theravance Inc.	162,603	2,491
PDL BioPharma Inc.	305,768	1,779
Meridian Bioscience Inc.	76,498	1,384
		1,918,355
Industrials (11.9%)
General Electric Co.	18,567,044	484,600
3M Co.	1,173,697	177,627
Boeing Co.	1,164,326	167,861
United Parcel Service Inc. Class B	1,306,918	133,776
Lockheed Martin Corp.	587,211	121,611
Caterpillar Inc.	1,120,107	88,074
Automatic Data Processing Inc.	868,678	69,294
Emerson Electric Co.	1,236,453	63,986
Raytheon Co.	568,572	62,026
Deere & Co.	580,626	54,910
Eaton Corp. plc	864,174	52,352
Norfolk Southern Corp.	563,987	47,561
Waste Management Inc.	847,141	43,314
PACCAR Inc.	653,974	42,404
Paychex Inc.	605,465	28,094
Republic Services Inc. Class A	532,896	22,664
Xerox Corp.	2,041,960	22,502
Fastenal Co.	501,768	21,004
CH Robinson Worldwide Inc.	271,625	19,054
Packaging Corp. of America	182,372	12,910
ADT Corp.	316,819	10,940
Bemis Co. Inc.	180,828	8,060
Sonoco Products Co.	174,948	7,222
MDU Resources Group Inc.	357,573	6,976
RR Donnelley & Sons Co.	368,449	6,466
MSC Industrial Direct Co. Inc. Class A	89,644	6,388
National Instruments Corp.	184,006	5,329

	Timken Co.	130,889	4,369
	Covanta Holding Corp.	201,221	3,972
	GATX Corp.	68,010	3,607
	Scorpio Tankers Inc.	321,912	3,457
	ABM Industries Inc.	99,353	3,275
	MSA Safety Inc.	57,392	2,964
	Aircastle Ltd.	122,626	2,952
	Teekay Corp.	77,709	2,783
	Nordic American Tankers Ltd.	156,233	2,347
	Applied Industrial Technologies Inc.	59,994	2,318
	Harsco Corp.	146,879	2,018
	Brady Corp. Class A	79,044	1,859
	Ship Finance International Ltd.	108,254	1,811
	Seaspan Corp. Class A	88,851	1,630
	Otter Tail Corp.	60,109	1,558
	Greif Inc. Class A	47,080	1,459
	General Cable Corp.	88,823	1,450
	ManTech International Corp. Class A	47,036	1,402
	Raven Industries Inc.	69,267	1,346
	AVX Corp.	95,835	1,291
	TAL International Group Inc.	61,881	1,225
	GasLog Ltd.	73,161	1,135
	McGrath RentCorp	38,637	980
	Daktronics Inc.	84,439	965
	Acacia Research Corp.	97,908	921
	H&E Equipment Services Inc.	50,496	906
	Textainer Group Holdings Ltd.	39,408	893
	Schnitzer Steel Industries Inc.	48,296	759
	American Railcar Industries Inc.	16,595	663
	Myers Industries Inc.	43,299	655
	American Science & Engineering Inc.	13,499	603
^	Navios Maritime Holdings Inc.	144,763	536
	Powell Industries Inc.	17,288	516
			1,845,630
Oil & Gas (10.9%)
	Exxon Mobil Corp.	7,762,561	614,873
	Chevron Corp.	3,498,398	309,538
	Kinder Morgan Inc.	3,409,844	118,117
	ConocoPhillips	2,271,547	114,350
	Occidental Petroleum Corp.	1,434,712	100,717
	Phillips 66	1,002,097	79,667
	Williams Cos. Inc.	1,382,641	72,561
	Valero Energy Corp.	940,985	61,729
	Spectra Energy Corp.	1,232,079	37,283
	National Oilwell Varco Inc.	717,528	30,229
	Marathon Oil Corp.	1,250,681	26,277
	HollyFrontier Corp.	362,031	17,472
	Columbia Pipeline Group Inc.	582,242	16,990
	OGE Energy Corp.	368,622	10,970
	Helmerich & Payne Inc.	189,008	10,913
	Murphy Oil Corp.	309,993	10,165
	Targa Resources Corp.	94,810	8,386
	Golar LNG Ltd.	170,404	7,339
	Ensco plc Class A	433,857	7,193
	Western Refining Inc.	121,784	5,378
	Noble Corp. plc	449,048	5,366
	SemGroup Corp. Class A	75,453	5,364

PBF Energy Inc. Class A	158,849	5,015
Patterson-UTI Energy Inc.	267,085	4,403
Delek US Holdings Inc.	97,937	3,493
Denbury Resources Inc.	663,431	2,614
Atwood Oceanics Inc.	119,385	2,483
Pattern Energy Group Inc. Class A	96,082	2,347
^ Tidewater Inc.	76,821	1,500
RPC Inc.	115,884	1,425
CVR Energy Inc.	32,035	1,225
CARBO Ceramics Inc.	36,388	1,195
Frank's International NV	58,694	950
Ocean Rig UDW Inc.	140,345	539
^ W&T Offshore Inc.	57,882	218
		1,698,284
Other (0.0%)[2]
* Safeway Inc CVR (Casa Ley) Expire 1/30/2018	364	—
* Safeway Inc CVR (PDC) Expire 1/30/2017	364	—
		—
Technology (12.9%)
Microsoft Corp.	13,473,278	629,202
International Business Machines Corp.	1,822,341	295,201
Cisco Systems Inc.	9,411,932	267,487
Intel Corp.	8,764,417	253,730
QUALCOMM Inc.	3,015,125	194,144
Texas Instruments Inc.	1,924,878	96,205
Analog Devices Inc.	579,822	33,821
Symantec Corp.	1,262,311	28,705
Seagate Technology plc	563,621	28,519
Xilinx Inc.	478,322	19,970
Harris Corp.	228,858	18,982
Linear Technology Corp.	441,823	18,115
Maxim Integrated Products Inc.	526,919	17,936
CA Inc.	614,239	17,896
Microchip Technology Inc.	372,595	15,962
KLA-Tencor Corp.	296,780	15,744
Garmin Ltd.	199,030	8,341
Pitney Bowes Inc.	373,927	7,823
Cypress Semiconductor Corp.	615,970	7,071
Leidos Holdings Inc.	113,677	4,638
Diebold Inc.	119,714	4,076
Lexmark International Inc. Class A	113,250	3,849
Science Applications International Corp.	70,170	3,767
West Corp.	109,600	3,162
Cogent Communications Holdings Inc.	80,835	2,570
Intersil Corp. Class A	203,656	2,267
Brooks Automation Inc.	115,482	1,218
Quality Systems Inc.	81,989	1,045
Computer Programs & Systems Inc.	20,813	974
Epiq Systems Inc.	56,898	942
Comtech Telecommunications Corp.	31,515	908
		2,004,270
Telecommunications (5.1%)
AT&T Inc.	11,433,768	397,209
Verizon Communications Inc.	7,550,390	353,283
CenturyLink Inc.	1,042,875	29,826
Frontier Communications Corp.	2,140,350	10,102

Consolidated Communications Holdings Inc.	92,396	1,842
EarthLink Holdings Corp.	161,206	1,183
^ Windstream Holdings Inc.	183,692	891
		794,336
Utilities (7.6%)
Duke Energy Corp.	1,279,467	94,962
NextEra Energy Inc.	821,706	86,443
Dominion Resources Inc.	1,095,517	78,549
Southern Co.	1,680,406	75,165
American Electric Power Co. Inc.	900,539	50,943
Exelon Corp.	1,584,697	50,853
Sempra Energy	454,901	46,300
PG&E Corp.	881,341	46,279
Public Service Enterprise Group Inc.	940,816	39,204
PPL Corp.	1,229,069	39,097
Edison International	602,720	36,169
Consolidated Edison Inc.	537,456	34,177
Xcel Energy Inc.	934,866	32,412
Eversource Energy	585,249	29,099
WEC Energy Group Inc.	588,096	28,817
DTE Energy Co.	331,712	26,690
FirstEnergy Corp.	773,500	26,268
Entergy Corp.	333,847	23,710
Ameren Corp.	447,479	18,382
CMS Energy Corp.	512,619	17,562
American Water Works Co. Inc.	332,424	17,256
AES Corp.	1,262,174	16,156
CenterPoint Energy Inc.	790,348	15,285
ONEOK Inc.	386,023	14,588
SCANA Corp.	238,716	13,082
Alliant Energy Corp.	209,665	12,896
Pinnacle West Capital Corp.	205,528	12,683
Pepco Holdings Inc.	463,898	12,377
UGI Corp.	319,866	11,688
Atmos Energy Corp.	186,090	10,291
NiSource Inc.	582,242	10,166
AGL Resources Inc.	207,123	9,958
TECO Energy Inc.	430,511	9,523
Westar Energy Inc. Class A	245,601	9,247
Questar Corp.	324,243	7,179
Great Plains Energy Inc.	269,028	7,024
Aqua America Inc.	268,131	6,821
Vectren Corp.	151,113	6,362
Cleco Corp.	111,625	6,076
IDACORP Inc.	92,359	5,736
Hawaiian Electric Industries Inc.	189,432	5,673
Piedmont Natural Gas Co. Inc.	145,423	5,528
Portland General Electric Co.	144,630	5,208
WGL Holdings Inc.	91,928	5,139
Southwest Gas Corp.	87,081	4,906
UIL Holdings Corp.	102,319	4,905
NorthWestern Corp.	86,864	4,677
New Jersey Resources Corp.	159,128	4,599
ONE Gas Inc.	97,799	4,404
ALLETE Inc.	84,527	4,082
Laclede Group Inc.	74,923	4,054
PNM Resources Inc.	147,653	3,895

Avista Corp.			115,393	3,810
Black Hills Corp.			82,343	3,430
South Jersey Industries Inc.			124,840	3,026
American States Water Co.			70,277	2,709
El Paso Electric Co.			73,607	2,682
MGE Energy Inc.			62,891	2,496
* Talen Energy Corp.			153,482	2,414
^ Abengoa Yield plc			88,947	2,257
Northwest Natural Gas Co.			49,703	2,152
California Water Service Group			86,401	1,860
Empire District Electric Co.			79,860	1,838
SJW Corp.			30,934	923
				1,182,142
Total Common Stocks (Cost $13,354,830)				15,497,693
	Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[3,4] Vanguard Market Liquidity Fund	0.152%		22,151,823	22,152

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes	0.100%	10/23/15	100	100
[5,6] Federal Home Loan Bank Discount Notes	0.150%	11/13/15	2,000	1,999
				2,099
Total Temporary Cash Investments (Cost $24,251)				24,251
Total Investments (99.9%) (Cost $13,379,081)				15,521,944
Other Assets and Liabilities-Net (0.1%)[4]				8,296
Net Assets (100%)				15,530,240

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,410,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $7,722,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,099,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors

High Dividend Yield Index Fund

as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,497,693	—	—
Temporary Cash Investments	22,152	2,099	—
Futures Contracts—Liabilities[1]	(79)	—	—
Total	15,519,766	2,099	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

High Dividend Yield Index Fund

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	September 2015	32	16,787	182
E-mini S&P 500 Index	September 2015	148	15,528	46
				228

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2015, the cost of investment securities for tax purposes was $13,379,658,000. Net unrealized appreciation of investment securities for tax purposes was $2,142,286,000, consisting of unrealized gains of $2,552,660,000 on securities that had risen in value since their purchase and $410,374,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Selected Value Fund

Schedule of Investments
As of July 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (92.0%)[1]
Consumer Discretionary (15.4%)
Royal Caribbean Cruises Ltd.	3,467,345	311,541
Hanesbrands Inc.	8,348,700	259,060
Delphi Automotive plc	2,714,000	211,909
L Brands Inc.	2,358,900	190,410
* Norwegian Cruise Line Holdings Ltd.	2,338,600	145,975
Whirlpool Corp.	541,200	96,188
2 SeaWorld Entertainment Inc.	5,141,400	89,152
Meredith Corp.	1,308,400	62,699
Interpublic Group of Cos. Inc.	1,881,994	40,086
Omnicom Group Inc.	533,025	38,953
* News Corp. Class A	2,298,100	33,851
Dana Holding Corp.	1,259,850	23,383
Staples Inc.	1,159,250	17,053
* News Corp. Class B	643,700	9,186
		1,529,446
Consumer Staples (2.8%)
Reynolds American Inc.	3,031,738	260,093
Kellogg Co.	296,600	19,626
		279,719
Energy (3.8%)
Golar LNG Ltd.	3,021,008	130,115
* WPX Energy Inc.	6,469,194	56,282
Noble Corp. plc	3,160,316	37,766
Baker Hughes Inc.	553,900	32,209
^ Seadrill Ltd.	3,301,300	29,415
Murphy Oil Corp.	892,850	29,277
Superior Energy Services Inc.	1,481,750	25,190
Rowan Cos. plc Class A	730,525	12,587
^ Tidewater Inc.	556,400	10,866
Nabors Industries Ltd.	735,000	8,533
Valero Energy Corp.	106,000	6,954
^ Peabody Energy Corp.	1,738,700	2,086
^ Paragon Offshore plc	870,105	648
		381,928
Financials (27.0%)
Fifth Third Bancorp	8,598,775	181,176
Discover Financial Services	3,217,300	179,557
Capital One Financial Corp.	2,207,600	179,478
XL Group plc Class A	4,603,630	175,030
Ameriprise Financial Inc.	1,314,700	165,218
New York Community Bancorp Inc.	7,867,200	149,713
Willis Group Holdings plc	2,974,975	138,307
Host Hotels & Resorts Inc.	7,130,600	138,191
Navient Corp.	8,676,447	136,220
People's United Financial Inc.	7,513,200	122,240
Unum Group	3,182,590	114,064
First Niagara Financial Group Inc.	11,091,100	107,695
CNA Financial Corp.	2,259,996	89,541

	Everest Re Group Ltd.	429,037	78,565
	Validus Holdings Ltd.	1,557,005	72,167
	Corporate Office Properties Trust	2,812,800	65,060
*	Element Financial Corp.	4,215,200	63,880
	Lamar Advertising Co. Class A	752,150	45,167
	Axis Capital Holdings Ltd.	768,600	44,241
*	SLM Corp.	4,507,900	41,157
*	Genworth Financial Inc. Class A	5,263,527	36,897
	Torchmark Corp.	598,608	36,880
	Progressive Corp.	1,072,450	32,710
	Voya Financial Inc.	627,465	29,459
	American National Insurance Co.	254,722	27,242
	Assurant Inc.	332,970	24,840
	Webster Financial Corp.	583,775	22,569
	Comerica Inc.	438,450	20,796
	Invesco Ltd.	465,650	17,974
	Legg Mason Inc.	348,300	17,185
	Synovus Financial Corp.	509,996	16,075
	Hospitality Properties Trust	583,800	16,008
	Endurance Specialty Holdings Ltd.	219,125	15,227
	Hartford Financial Services Group Inc.	313,800	14,921
	EPR Properties	239,975	13,707
	KeyCorp	916,525	13,601
	Regions Financial Corp.	1,221,700	12,693
	Primerica Inc.	255,159	11,541
	Citizens Financial Group Inc.	428,100	11,161
	Allstate Corp.	101,650	7,009
	Aspen Insurance Holdings Ltd.	55,350	2,662
			2,687,824
Health Care (8.3%)
	Cigna Corp.	1,689,957	243,455
	Cardinal Health Inc.	2,448,100	208,040
	Omnicare Inc.	2,047,800	198,329
	St. Jude Medical Inc.	2,276,100	168,022
	Aetna Inc.	109,575	12,379
			830,225
Industrials (18.2%)
	Stanley Black & Decker Inc.	2,390,175	252,140
	Owens Corning	5,268,572	236,295
*	AerCap Holdings NV	4,273,188	200,156
*	JetBlue Airways Corp.	7,189,729	165,220
	Eaton Corp. plc	2,283,000	138,304
*	Spirit AeroSystems Holdings Inc. Class A	2,421,507	136,331
^	CNH Industrial NV	14,675,200	131,637
	KBR Inc.	5,925,975	103,527
	SPX Corp.	1,453,500	95,073
	Joy Global Inc.	3,216,700	84,953
	Xylem Inc.	2,091,600	72,223
*,^ Air France-KLM ADR		7,538,085	53,671
*	AECOM	1,122,860	34,618
	Parker-Hannifin Corp.	272,375	30,710
	Terex Corp.	956,525	21,197
	Actuant Corp. Class A	840,675	19,386
	Dover Corp.	283,500	18,164
	Regal Beloit Corp.	185,400	12,872

	Con-way Inc.			256,993	9,969
					1,816,446
	Information Technology (7.8%)
	Total System Services Inc.			5,024,978	232,254
*	Micron Technology Inc.			8,980,588	166,231
*	Ingram Micro Inc.			5,088,784	138,567
	Avnet Inc.			1,043,966	43,565
*	Arrow Electronics Inc.			503,625	29,286
*	ON Semiconductor Corp.			2,601,546	27,628
*	Flextronics International Ltd.			2,423,850	26,687
	CA Inc.			856,800	24,963
	Jabil Circuit Inc.			914,900	18,527
*	Genpact Ltd.			760,452	16,890
*	Celestica Inc.			1,211,305	16,207
*	Tech Data Corp.			213,859	12,474
	CDW Corp.			319,785	11,490
	Corning Inc.			530,350	9,907
					774,676
	Materials (4.7%)
	CRH plc ADR			5,655,100	168,013
	FMC Corp.			3,348,300	162,527
*	Kinross Gold Corp.			44,467,691	80,931
	Yamana Gold Inc. (New York Shares)			23,582,206	46,221
*	New Gold Inc.			4,921,852	10,828
*	Coeur Mining Inc.			825,000	2,912
					471,432
	Other (0.3%)
3	Vanguard Mid-Cap Value ETF			334,800	30,617

	Utilities (3.7%)
	Pinnacle West Capital Corp.			2,203,500	135,978
	Xcel Energy Inc.			3,348,437	116,090
	CenterPoint Energy Inc.			2,234,617	43,218
	Edison International			438,475	26,313
	NRG Energy Inc.			796,234	17,875
	PG&E Corp.			262,800	13,800
	Exelon Corp.			333,668	10,707
					363,981
	Total Common Stocks (Cost $7,012,277)				9,166,294
		Coupon
	Temporary Cash Investments (8.7%)[1]
	Money Market Fund (8.6%)
	[4,5] Vanguard Market Liquidity Fund	0.152%		857,081,186	857,081

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.1%)
	[6,7] Federal Home Loan Bank Discount Notes	0.135%	8/5/15	5,000	5,000
	[6,7] Federal Home Loan Bank Discount Notes	0.070%	8/7/15	2,000	2,000
	[6,7] Federal Home Loan Bank Discount Notes	0.100%	10/23/15	2,100	2,099
					9,099
	Total Temporary Cash Investments (Cost $866,180)				866,180

Total Investments (100.7%) (Cost $7,878,457)	10,032,474
Other Assets and Liabilities-Net (-0.7%)[5]	(70,368)
Net Assets (100%)	9,962,106

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $62,640,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 93.5% and 7.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $70,388,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $6,599,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

Selected Value Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,166,294	—	—
Temporary Cash Investments	857,081	9,099	—
Futures Contracts—Assets[1]	70	—	—
Futures Contracts—Liabilities[1]	(196)	—	—
Total	10,023,249	9,099	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2015	706	74,074	340
E-mini S&P MidCap 400 Index	September 2015	377	56,524	(855)
E-mini Russell 2000 Index	September 2015	81	10,005	(196)
S&P 500 Index	September 2015	7	3,672	40
				(671)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2015, the cost of investment securities for tax purposes was $7,878,457,000. Net unrealized appreciation of investment securities for tax purposes was $2,154,017,000, consisting of unrealized gains of $2,966,722,000 on securities that had risen in value since their purchase and $812,705,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company

Selected Value Fund

or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds			July 31,
	Oct. 31, 2014		from		Capital Gain	2015
	Market Value	Purchases at Cost	Securities Sold[1]	Income	Distributions Received	Market Value
	($000)	($000)	($000)	($000)	($000)	($000)
SeaWorld Entertainment Inc.	101,339	—	2,423	3,318	—	89,152
Fund Vanguard Market Liquidity	942,982	NA2	NA2	817	—	857,081
Vanguard Mid-Cap Value ETF	29,436	—	—	502	—	30,617
Total	1,073,757			4,637	—	976,850

1 Includes net realized gain (loss) on affiliated investment securities sold of ($1,108,000).
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Emerging Markets Government Bond Index Fund

Schedule of Investments
As of July 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Angola (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
1	Republic of Angola Via Northern Lights III BV	7.000%	8/16/19	750	743
Total Angola (Cost $769)					743
Argentina (1.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)
1	City of Buenos Aires Argentina	8.950%	2/19/21	200	205
1	Provincia de Buenos Aires	10.875%	1/26/21	350	356
[1,2] Provincia de Buenos Aires		9.950%	6/9/21	400	398
1	Provincia de Buenos Aires/Argentina	9.950%	6/9/21	200	197
	Provincia de Cordoba	12.375%	8/17/17	150	153
3	Republic of Argentina	8.750%	6/2/17	1,050	1,008
3	Republic of Argentina	8.280%	12/31/33	732	684
3	Republic of Argentina	8.280%	12/31/33	1,891	1,806
[1,3] Republic of Argentina		2.500%	12/31/38	2,814	1,638
2	YPF SA	8.875%	12/19/18	50	52
	YPF SA	8.875%	12/19/18	450	468
1	YPF SA	8.750%	4/4/24	700	689
	YPF SA	8.500%	7/28/25	800	766
Total Argentina (Cost $7,759)					8,420
Armenia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
2	Republic of Armenia	6.000%	9/30/20	200	197
	Republic of Armenia	6.000%	9/30/20	200	197
	Republic of Armenia	7.150%	3/26/25	200	198
Total Armenia (Cost $587)					592
Azerbaijan (0.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.4%)
	Republic of Azerbaijan	4.750%	3/18/24	500	492
2	Republic of Azerbaijan	4.750%	3/18/24	400	391
	State Oil Co. of the Azerbaijan Republic	5.450%	2/9/17	200	206
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	800	745
	State Oil Co. of the Azerbaijan Republic	6.950%	3/18/30	200	205
Total Azerbaijan (Cost $2,119)					2,039
Bahrain (0.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.7%)
	Bahrain Mumtalakat Holding Co. BSC	4.000%	11/25/21	250	250
	Batelco International Finance No. 1 Ltd.	4.250%	5/1/20	200	201
	Kingdom of Bahrain	6.273%	11/22/18	550	613
2	Kingdom of Bahrain	5.500%	3/31/20	450	490
2	Kingdom of Bahrain	6.125%	7/5/22	800	890
	Kingdom of Bahrain	6.125%	8/1/23	425	473
2	Kingdom of Bahrain	6.125%	8/1/23	150	167
	Kingdom of Bahrain	6.000%	9/19/44	400	365
2	Kingdom of Bahrain	6.000%	9/19/44	500	458

Total Bahrain (Cost $3,896)				3,907
Belarus (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Republic of Belarus	8.950%	1/26/18	350	354
Total Belarus (Cost $327)				354
Belize (0.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.0%)
1 Belize	5.000%	2/20/38	200	149
Total Belize (Cost $139)				149
Bermuda (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
2 Bermuda	5.603%	7/20/20	200	222
Bermuda	4.854%	2/6/24	400	420
2 Bermuda	4.854%	2/6/24	150	158
Total Bermuda (Cost $783)				800
Bolivia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Plurinational State of Bolivia	4.875%	10/29/22	200	201
Plurinational State of Bolivia	5.950%	8/22/23	200	210
Total Bolivia (Cost $395)				411
Brazil (8.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (8.4%)
Banco do Brasil SA	3.875%	1/23/17	94	96
Banco do Brasil SA	6.000%	1/22/20	200	211
Banco do Brasil SA	5.375%	1/15/21	275	273
Banco do Brasil SA	5.875%	1/26/22	800	768
Banco do Brasil SA	3.875%	10/10/22	1,200	1,073
Banco do Brasil SA	5.875%	1/19/23	450	427
1 Banco do Brasil SA	8.500%	10/29/49	650	684
Banco Nacional de Desenvolvimento
Economico e Social	3.375%	9/26/16	300	301
Banco Nacional de Desenvolvimento
Economico e Social	6.369%	6/16/18	925	975
Banco Nacional de Desenvolvimento
Economico e Social	4.000%	4/14/19	500	496
2 Banco Nacional de Desenvolvimento
Economico e Social	4.000%	4/14/19	450	448
Banco Nacional de Desenvolvimento
Economico e Social	6.500%	6/10/19	1,000	1,062
2 Banco Nacional de Desenvolvimento
Economico e Social	5.500%	7/12/20	100	104
Banco Nacional de Desenvolvimento
Economico e Social	5.500%	7/12/20	100	104
2 Banco Nacional de Desenvolvimento
Economico e Social	5.750%	9/26/23	300	297
Banco Nacional de Desenvolvimento
Economico e Social	5.750%	9/26/23	400	395
Caixa Economica Federal	2.375%	11/6/17	775	742
2 Caixa Economica Federal	4.500%	10/3/18	200	198
Caixa Economica Federal	4.500%	10/3/18	600	594
Caixa Economica Federal	4.250%	5/13/19	1,000	982
Caixa Economica Federal	3.500%	11/7/22	150	129
Centrais Eletricas Brasileiras SA	6.875%	7/30/19	550	534
Centrais Eletricas Brasileiras SA	5.750%	10/27/21	800	705

Federative Republic of Brazil	6.000%	1/17/17	875	927
Federative Republic of Brazil	5.875%	1/15/19	820	901
Federative Republic of Brazil	8.875%	10/14/19	175	215
Federative Republic of Brazil	4.875%	1/22/21	1,106	1,145
Federative Republic of Brazil	2.625%	1/5/23	1,782	1,555
Federative Republic of Brazil	8.875%	4/15/24	707	912
Federative Republic of Brazil	4.250%	1/7/25	2,172	2,050
Federative Republic of Brazil	8.750%	2/4/25	350	455
Federative Republic of Brazil	10.125%	5/15/27	1,166	1,685
Federative Republic of Brazil	8.250%	1/20/34	1,225	1,470
Federative Republic of Brazil	7.125%	1/20/37	1,240	1,358
1 Federative Republic of Brazil	11.000%	8/17/40	788	790
Federative Republic of Brazil	5.625%	1/7/41	1,091	1,014
Federative Republic of Brazil	5.000%	1/27/45	1,761	1,472
4 Petrobras Global Finance BV	1.896%	5/20/16	350	345
Petrobras Global Finance BV	2.000%	5/20/16	400	396
Petrobras Global Finance BV	3.500%	2/6/17	100	98
4 Petrobras Global Finance BV	2.643%	3/17/17	550	535
Petrobras Global Finance BV	3.250%	3/17/17	600	585
4 Petrobras Global Finance BV	2.429%	1/15/19	750	681
Petrobras Global Finance BV	3.000%	1/15/19	800	727
Petrobras Global Finance BV	4.875%	3/17/20	1,925	1,784
Petrobras Global Finance BV	4.375%	5/20/23	1,850	1,546
Petrobras Global Finance BV	6.250%	3/17/24	1,550	1,444
Petrobras Global Finance BV	5.625%	5/20/43	900	667
Petrobras Global Finance BV	7.250%	3/17/44	200	176
Petrobras Global Finance BV	6.850%	6/5/15	1,275	1,030
Petrobras International Finance Co. SA	6.125%	10/6/16	400	407
Petrobras International Finance Co. SA	5.875%	3/1/18	1,000	1,002
Petrobras International Finance Co. SA	8.375%	12/10/18	350	373
Petrobras International Finance Co. SA	7.875%	3/15/19	1,200	1,249
Petrobras International Finance Co. SA	5.750%	1/20/20	1,800	1,731
Petrobras International Finance Co. SA	5.375%	1/27/21	3,190	2,972
Petrobras International Finance Co. SA	6.875%	1/20/40	965	820
Petrobras International Finance Co. SA	6.750%	1/27/41	1,127	941
Total Brazil (Cost $49,750)				47,056
Chile (1.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.8%)
2 Banco del Estado de Chile	2.000%	11/9/17	385	386
2 Banco del Estado de Chile	4.125%	10/7/20	200	213
2 Banco del Estado de Chile	3.875%	2/8/22	425	439
2 Corp Nacional del Cobre de Chile	3.750%	11/4/20	500	514
Corp Nacional del Cobre de Chile	4.875%	11/4/44	200	188
2 Corp. Nacional del Cobre de Chile	7.500%	1/15/19	500	580
Corp. Nacional del Cobre de Chile	3.750%	11/4/20	300	307
2 Corp. Nacional del Cobre de Chile	3.875%	11/3/21	600	611
Corp. Nacional del Cobre de Chile	3.875%	11/3/21	200	202
Corp. Nacional del Cobre de Chile	3.000%	7/17/22	200	189
2 Corp. Nacional del Cobre de Chile	3.000%	7/17/22	1,650	1,570
2 Corp. Nacional del Cobre de Chile	4.500%	8/13/23	150	156
Corp. Nacional del Cobre de Chile	4.500%	8/13/23	200	206
2 Corp. Nacional del Cobre de Chile	5.625%	9/21/35	300	318
2 Corp. Nacional del Cobre de Chile	6.150%	10/24/36	100	112
2 Corp. Nacional del Cobre de Chile	4.250%	7/17/42	400	347
2 Corp. Nacional del Cobre de Chile	5.625%	10/18/43	200	211
2 Corp. Nacional del Cobre de Chile	4.875%	11/4/44	400	376

2 Empresa de Transporte de Pasajeros Metro
SA	4.750%	2/4/24	200	210
2 Empresa Nacional del Petroleo	5.250%	8/10/20	200	213
2 Empresa Nacional del Petroleo	4.750%	12/6/21	200	207
Empresa Nacional del Petroleo	4.375%	10/30/24	250	250
Republic of Chile	3.875%	8/5/20	516	557
Republic of Chile	3.250%	9/14/21	275	288
Republic of Chile	2.250%	10/30/22	350	340
Republic of Chile	3.125%	3/27/25	1,075	1,088
Republic of Chile	3.625%	10/30/42	300	270
Total Chile (Cost $10,277)				10,348
China (10.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (10.8%)
Agricultural Bank Of China	2.000%	5/21/18	500	501
Agricultural Bank Of China	2.750%	5/21/20	250	250
Amber Circle Funding Ltd.	2.000%	12/4/17	200	200
Amber Circle Funding Ltd.	3.250%	12/4/22	600	594
Amipeace Ltd.	2.000%	12/6/16	250	251
Bank of China Ltd.	2.125%	1/23/17	600	604
Bank of China Ltd.	3.125%	1/23/19	200	205
2 Bank of China Ltd.	5.000%	11/13/24	500	517
Bank of China Ltd.	5.000%	11/13/24	1,100	1,138
Bao-trans Enterprises Ltd.	3.750%	12/12/18	225	230
Bluestar Finance Holdings Ltd.	3.500%	6/11/18	1,000	989
BOC Aviation Pte Ltd.	2.875%	10/10/17	300	303
BOC Aviation Pte Ltd.	3.000%	3/30/20	400	396
BOC Aviation Pte Ltd.	4.375%	5/2/23	200	205
1 CCCI Treasure Ltd.	3.500%	12/29/49	550	540
Century Master Investment Co. Ltd.	4.750%	9/19/18	200	208
Charming Light Investments Ltd.	3.750%	9/3/19	650	654
China Cinda Finance 2014 Ltd.	4.000%	5/14/19	500	509
China Cinda Finance 2014 Ltd.	5.625%	5/14/24	200	211
China Cinda Finance 2015 I Ltd.	3.125%	4/23/20	1,000	976
China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	900	859
1 China Construction Bank Asia Corp. Ltd.	4.250%	8/20/24	400	404
1 China Construction Bank Corp.	3.875%	5/13/25	1,000	997
China Great Wall International Holdings Ltd.	2.500%	9/17/17	200	200
2 China Resources Gas Group Ltd.	4.500%	4/5/22	400	417
China Resources Land Ltd.	4.375%	2/27/19	450	467
China Resources Land Ltd.	6.000%	2/27/24	400	448
China Shenhua Overseas Capital Co. Ltd.	3.125%	1/20/20	450	450
China Shenhua Overseas Capital Co. Ltd.	3.875%	1/20/25	400	395
2 CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	300	316
CNOOC Curtis Funding No 1 pty Ltd.	4.500%	10/3/23	520	546
2 CNOOC Finance 2011 Ltd.	4.250%	1/26/21	1,138	1,192
2 CNOOC Finance 2011 Ltd.	5.750%	1/26/41	200	237
2 CNOOC Finance 2012 Ltd.	3.875%	5/2/22	575	582
2 CNOOC Finance 2012 Ltd.	5.000%	5/2/42	200	214
CNOOC Finance 2013 Ltd.	1.750%	5/9/18	200	198
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	850	806
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	200	193
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	750	734
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	600	577
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	800	800
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	2,560	2,619
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	900	966
2 CNPC General Capital Ltd.	2.750%	4/19/17	50	51

4	CNPC General Capital Ltd.	1.175%	5/14/17	500	499
[2,4]	CNPC General Capital Ltd.	1.175%	5/14/17	200	199
	CNPC General Capital Ltd.	1.950%	4/16/18	350	348
	CNPC General Capital Ltd.	2.750%	5/14/19	450	451
2	CNPC General Capital Ltd.	2.750%	5/14/19	200	200
2	CNPC General Capital Ltd.	3.950%	4/19/22	200	205
	CNPC General Capital Ltd.	3.400%	4/16/23	250	245
2	CNPC HK Overseas Capital Ltd.	4.500%	4/28/21	675	716
2	CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	400	479
	COSCO Finance 2011 Ltd.	4.000%	12/3/22	400	400
2	COSL Finance BVI Ltd.	3.250%	9/6/22	550	523
1	CRCC Yupeng Ltd.	3.950%	2/28/49	300	303
	CRCC Yuxiang Ltd.	3.500%	5/16/23	450	438
	CSSC Capital 2013 Ltd.	2.750%	12/12/16	350	353
1	Dianjian Haixing Ltd.	4.050%	10/29/49	200	201
	Eastern Creation II Investment Holdings Ltd.	2.625%	11/20/17	400	402
2	Export-Import Bank of China	2.500%	7/31/19	700	706
	Export-Import Bank of China	2.500%	7/31/19	210	212
	Export-Import Bank of China	3.625%	7/31/24	1,000	1,022
	Franshion Brilliant Ltd.	5.750%	3/19/19	200	211
2	Franshion Development Ltd.	6.750%	4/15/21	200	222
	Franshion Investment Ltd.	4.700%	10/26/17	200	205
	Hebei Iron & Steel Hong Kong International
	Trade Co. Ltd.	2.750%	10/27/17	200	201
	Huarong Finance Co. Ltd.	4.000%	7/17/19	700	712
	Huarong Finance II Co. Ltd.	3.500%	1/16/18	250	255
	Huarong Finance II Co. Ltd.	4.500%	1/16/20	500	516
	Huarong Finance II Co. Ltd.	5.500%	1/16/25	800	834
	Industrial & Commercial Bank of China Asia
	Ltd.	5.125%	11/30/20	700	757
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	1,000	1,008
	Industrial & Commercial Bank of China Ltd.	2.500%	11/21/17	600	607
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	500	511
	King Power Capital Ltd.	5.625%	11/3/24	300	316
	MCC Holding Hong Kong Corp. Ltd.	4.875%	7/29/16	500	509
	MCC Holding Hong Kong Corp. Ltd.	2.625%	6/16/17	200	201
	MCC Holding Hong Kong Corp. Ltd.	2.500%	8/28/17	400	402
	Nexen Energy ULC	7.875%	3/15/32	100	136
	Nexen Energy ULC	5.875%	3/10/35	308	352
	Nexen Energy ULC	6.400%	5/15/37	425	512
	Nexen Energy ULC	7.500%	7/30/39	300	408
	Prosperous Ray Ltd.	3.000%	11/12/18	400	405
	Sino-Ocean Land Treasure Finance I Ltd.	4.625%	7/30/19	200	205
	Sino-Ocean Land Treasure Finance I Ltd.	6.000%	7/30/24	350	360
	Sino-Ocean Land Treasure Finance II Ltd.	4.450%	2/4/20	400	404
	Sino-Ocean Land Treasure Finance II Ltd.	5.950%	2/4/27	250	254
[1,2,4]Sinochem Global Capital Co. Ltd.		5.000%	12/29/49	200	206
2	Sinochem Offshore Capital Co. Ltd.	3.250%	4/29/19	200	202
	Sinochem Offshore Capital Co. Ltd.	3.250%	4/29/19	200	203
	Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/20	300	317
2	Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/20	875	925
2	Sinochem Overseas Capital Co. Ltd.	6.300%	11/12/40	450	553
	Sinopec Capital 2013 Ltd.	1.875%	4/24/18	600	594
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	400	385
2	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	400	385
	Sinopec Capital 2013 Ltd.	4.250%	4/24/43	200	193
2	Sinopec Group Overseas Development 2012
	Ltd.	2.750%	5/17/17	375	381

2 Sinopec Group Overseas Development 2012
Ltd.	3.900%	5/17/22	650	665
2 Sinopec Group Overseas Development 2012
Ltd.	4.875%	5/17/42	600	637
Sinopec Group Overseas Development 2013
Ltd.	2.500%	10/17/18	300	302
Sinopec Group Overseas Development 2013
Ltd.	4.375%	10/17/23	1,325	1,380
Sinopec Group Overseas Development 2013
Ltd.	5.375%	10/17/43	200	228
4 Sinopec Group Overseas Development 2014
Ltd.	1.063%	4/10/17	600	599
2 Sinopec Group Overseas Development 2014
Ltd.	1.750%	4/10/17	1,000	1,000
Sinopec Group Overseas Development 2014
Ltd.	1.750%	4/10/17	225	225
2 Sinopec Group Overseas Development 2014
Ltd.	2.750%	4/10/19	400	405
Sinopec Group Overseas Development 2014
Ltd.	4.375%	4/10/24	800	840
Sinopec Group Overseas Development 2015
Ltd.	2.500%	4/28/20	1,800	1,774
Sinopec Group Overseas Development 2015
Ltd.	3.250%	4/28/25	700	673
Sinopec Group Overseas Development 2015
Ltd.	4.100%	4/28/45	600	562
State Elite Global Ltd.	3.125%	1/20/20	350	354
2 State Grid Overseas Investment 2013 Ltd.	1.750%	5/22/18	200	199
State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	710	700
2 State Grid Overseas Investment 2013 Ltd.	4.375%	5/22/43	200	202
2 State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	700	711
State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	300	305
State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	1,000	1,053
2 State Grid Overseas Investment 2014 Ltd.	4.850%	5/7/44	350	380
Total China (Cost $59,699)				60,092
Colombia (3.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.2%)
Ecopetrol SA	7.625%	7/23/19	1,050	1,213
Ecopetrol SA	5.875%	9/18/23	865	902
Ecopetrol SA	4.125%	1/16/25	675	616
Ecopetrol SA	5.375%	6/26/26	750	726
Ecopetrol SA	7.375%	9/18/43	700	725
Ecopetrol SA	5.875%	5/28/45	1,000	869
Empresas Publicas de Medellin ESP	7.625%	7/29/19	300	351
Oleoducto Central SA	4.000%	5/7/21	200	199
Republic of Colombia	7.375%	1/27/17	725	788
Republic of Colombia	7.375%	3/18/19	1,135	1,314
Republic of Colombia	11.750%	2/25/20	500	677
Republic of Colombia	4.375%	7/12/21	1,034	1,075
1 Republic of Colombia	2.625%	3/15/23	675	621
Republic of Colombia	4.000%	2/26/24	1,745	1,747
Republic of Colombia	8.125%	5/21/24	340	433
Republic of Colombia	7.375%	9/18/37	750	919
Republic of Colombia	6.125%	1/18/41	1,238	1,334
1 Republic of Colombia	5.625%	2/26/44	1,834	1,864
1 Republic of Colombia	5.000%	6/15/45	1,200	1,114
Transportadora de Gas Internacional SA ESP	5.700%	3/20/22	200	212

Total Colombia (Cost $18,308)				17,699
Costa Rica (0.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.7%)
Banco de Costa Rica	5.250%	8/12/18	250	256
2 Banco Nacional de Costa Rica	4.875%	11/1/18	200	204
Banco Nacional de Costa Rica	4.875%	11/1/18	400	406
Instituto Costarricense de Electricidad	6.950%	11/10/21	200	210
Instituto Costarricense de Electricidad	6.375%	5/15/43	200	166
Republic of Costa Rica	4.250%	1/26/23	900	828
Republic of Costa Rica	4.375%	4/30/25	400	356
Republic of Costa Rica	5.625%	4/30/43	200	166
Republic of Costa Rica	7.000%	4/4/44	600	571
Republic of Costa Rica	7.158%	3/12/45	600	573
Total Costa Rica (Cost $3,841)				3,736
Cote D'Ivoire (0.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.4%)
Republic of Cote d'Ivoire	5.375%	7/23/24	250	234
1 Republic of Cote d'Ivoire	6.375%	3/3/28	700	670
1 Republic of Cote d'Ivoire	5.750%	12/31/32	1,345	1,244
Total Cote D'Ivoire (Cost $2,224)				2,148
Croatia (1.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)
Hrvatska Elektroprivreda	6.000%	11/9/17	200	209
Republic of Croatia	6.250%	4/27/17	712	751
Republic of Croatia	6.750%	11/5/19	600	661
Republic of Croatia	6.625%	7/14/20	1,394	1,526
Republic of Croatia	6.375%	3/24/21	900	968
Republic of Croatia	5.500%	4/4/23	700	720
Republic of Croatia	6.000%	1/26/24	1,235	1,299
Total Croatia (Cost $6,102)				6,134
Dominican Republic (0.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
1 Dominican Republic	7.500%	5/6/21	752	840
Dominican Republic	6.600%	1/28/24	250	270
1 Dominican Republic	5.875%	4/18/24	850	880
Dominican Republic	5.500%	1/27/25	950	955
Dominican Republic	7.450%	4/30/44	450	483
1 Dominican Republic	6.850%	1/27/45	325	325
2 Dominican Republic	6.850%	1/27/45	1,000	1,015
Total Dominican Republic (Cost $4,744)				4,768
Ecuador (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
Republic of Ecuador	10.500%	3/24/20	700	663
Republic of Ecuador	7.950%	6/20/24	1,250	1,035
Total Ecuador (Cost $1,934)				1,698
Egypt (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
African Export-Import Bank	3.875%	6/4/18	250	251
African Export-Import Bank	4.750%	7/29/19	200	205
Arab Republic of Egypt	5.750%	4/29/20	412	430
Arab Republic of Egypt	5.875%	6/11/25	800	784
Arab Republic of Egypt	6.875%	4/30/40	300	289

Total Egypt (Cost $1,973)				1,959
El Salvador (0.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
Republic of El Salvador	7.375%	12/1/19	345	374
Republic of El Salvador	7.750%	1/24/23	450	485
Republic of El Salvador	5.875%	1/30/25	300	282
2 Republic of El Salvador	6.375%	1/18/27	300	286
Republic of El Salvador	8.250%	4/10/32	578	622
Republic of El Salvador	7.650%	6/15/35	600	598
Republic of El Salvador	7.625%	2/1/41	308	305
Total El Salvador (Cost $3,054)				2,952
Ethiopia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Federal Democratic Republic of Ethiopia	6.625%	12/11/24	450	444
Total Ethiopia (Cost $447)				444
Gabon (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
[1,2] Gabonese Republic	6.375%	12/12/24	400	374
1 Gabonese Republic	6.375%	12/12/24	661	618
Gabonese Republic	6.950%	6/16/25	200	194
Total Gabon (Cost $1,262)				1,186
Georgia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Georgian Railway JSC	7.750%	7/11/22	200	210
Republic of Georgia	6.875%	4/12/21	200	211
Total Georgia (Cost $447)				421
Ghana (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Republic of Ghana	8.500%	10/4/17	300	314
2 Republic of Ghana	7.875%	8/7/23	400	374
[1,2] Republic of Ghana	8.125%	1/18/26	300	281
1 Republic of Ghana	8.125%	1/18/26	200	187
Total Ghana (Cost $1,212)				1,156
Guatemala (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Republic of Guatemala	5.750%	6/6/22	200	214
Republic of Guatemala	4.875%	2/13/28	400	392
Total Guatemala (Cost $608)				606
Honduras (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Republic of Honduras	8.750%	12/16/20	200	228
1 Republic of Honduras	7.500%	3/15/24	200	216
Total Honduras (Cost $399)				444
Hong Kong (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
China Construction Bank Asia Corp. Ltd.	3.250%	7/2/19	700	714
CNPC General Capital Ltd.	2.700%	11/25/19	400	399
ICBCIL Finance Co. Ltd.	3.250%	3/17/20	800	794

Total Hong Kong (Cost $1,914)				1,907
Hungary (1.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
5 Magyar Export-Import Bank Zrt	5.500%	2/12/18	750	793
[2,5] MFB Magyar Fejlesztesi Bank Zrt	6.250%	10/21/20	200	224
Republic of Hungary	4.125%	2/19/18	1,030	1,075
Republic of Hungary	4.000%	3/25/19	500	521
Republic of Hungary	6.250%	1/29/20	731	826
Republic of Hungary	6.375%	3/29/21	1,372	1,570
Republic of Hungary	5.375%	2/21/23	1,562	1,705
Republic of Hungary	5.750%	11/22/23	1,220	1,357
Republic of Hungary	5.375%	3/25/24	1,010	1,107
Republic of Hungary	7.625%	3/29/41	1,050	1,407
Total Hungary (Cost $10,290)				10,585
India (2.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.0%)
Bank of Baroda	5.000%	8/24/16	200	206
Bank of Baroda	4.875%	7/23/19	575	614
Bank of India	3.625%	9/21/18	350	357
Bank of India	3.125%	5/6/20	400	396
Bank of India	6.250%	2/16/21	400	449
Bharat Petroleum Corp. Ltd.	4.625%	10/25/22	200	207
Canara Bank	5.250%	10/18/18	200	215
Export-Import Bank of India	4.000%	8/7/17	875	907
Export-Import Bank of India	2.750%	4/1/20	700	693
Export-Import Bank of India	4.000%	1/14/23	400	406
IDBI Bank Ltd.	4.375%	3/26/18	200	206
IDBI Bank Ltd.	3.750%	1/25/19	200	202
Indian Oil Corp. Ltd.	5.625%	8/2/21	200	221
Indian Oil Corp. Ltd.	5.750%	8/1/23	200	221
Indian Overseas Bank	5.000%	10/19/16	400	413
Indian Railway Finance Corp. Ltd.	3.917%	2/26/19	200	207
NTPC Ltd.	5.625%	7/14/21	400	443
NTPC Ltd.	4.750%	10/3/22	200	211
NTPC Ltd.	4.375%	11/26/24	400	407
Oil India Ltd.	3.875%	4/17/19	200	207
Oil India Ltd.	5.375%	4/17/24	250	271
ONGC Videsh Ltd.	3.250%	7/15/19	200	202
ONGC Videsh Ltd.	3.750%	5/7/23	400	392
ONGC Videsh Ltd.	4.625%	7/15/24	250	258
Power Grid Corp. of India Ltd.	3.875%	1/17/23	200	198
State Bank of India	4.125%	8/1/17	250	260
State Bank of India	3.250%	4/18/18	700	714
State Bank of India	3.622%	4/17/19	800	822
2 State Bank of India	4.875%	4/17/24	400	427
Syndicate Bank	4.750%	11/6/16	250	258
Syndicate Bank	4.125%	4/12/18	200	207
Total India (Cost $11,017)				11,197
Indonesia (6.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (6.0%)
Bank Negara Indonesia Persero Tbk PT	4.125%	4/27/17	200	206
Lembaga Pembiayaan Ekspor Indonesia	3.750%	4/26/17	300	307
Majapahit Holding BV	7.750%	10/17/16	550	588
Majapahit Holding BV	7.250%	6/28/17	200	218
Majapahit Holding BV	8.000%	8/7/19	350	405

Majapahit Holding BV	7.750%	1/20/20	825	953
Majapahit Holding BV	7.875%	6/29/37	300	346
2 Pelabuhan Indonesia II PT	4.250%	5/5/25	600	559
2 Pelabuhan Indonesia III PT	4.875%	10/1/24	200	199
Pertamina Persero PT	5.250%	5/23/21	450	467
Pertamina Persero PT	4.875%	5/3/22	850	853
Pertamina Persero PT	4.300%	5/20/23	1,200	1,159
2 Pertamina Persero PT	4.300%	5/20/23	430	412
Pertamina Persero PT	6.500%	5/27/41	200	197
2 Pertamina Persero PT	6.000%	5/3/42	750	694
Pertamina Persero PT	6.000%	5/3/42	850	789
2 Pertamina Persero PT	5.625%	5/20/43	200	176
Pertamina Persero PT	5.625%	5/20/43	425	376
Pertamina Persero PT	6.450%	5/30/44	200	196
2 Perusahaan Gas Negara Persero Tbk PT	5.125%	5/16/24	400	402
Perusahaan Gas Negara Persero Tbk PT	5.125%	5/16/24	400	403
Perusahaan Listrik Negara PT	5.500%	11/22/21	750	799
Perusahaan Listrik Negara PT	5.250%	10/24/42	500	436
Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	600	626
Perusahaan Penerbit SBSN Indonesia III	6.125%	3/15/19	400	449
2 Perusahaan Penerbit SBSN Indonesia III	6.125%	3/15/19	200	224
Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	628	592
2 Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	600	593
6 Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	950	936
Republic of Indonesia	6.875%	3/9/17	450	487
Republic of Indonesia	6.875%	1/17/18	1,527	1,703
Republic of Indonesia	11.625%	3/4/19	1,912	2,495
2 Republic of Indonesia	5.875%	3/13/20	350	389
Republic of Indonesia	5.875%	3/13/20	1,290	1,437
Republic of Indonesia	4.875%	5/5/21	1,050	1,112
Republic of Indonesia	3.750%	4/25/22	950	942
Republic of Indonesia	3.375%	4/15/23	800	760
Republic of Indonesia	5.375%	10/17/23	409	442
Republic of Indonesia	5.875%	1/15/24	750	834
2 Republic of Indonesia	4.125%	1/15/25	200	198
Republic of Indonesia	8.500%	10/12/35	1,200	1,608
Republic of Indonesia	6.625%	2/17/37	1,018	1,143
Republic of Indonesia	7.750%	1/17/38	966	1,221
Republic of Indonesia	5.250%	1/17/42	1,100	1,067
Republic of Indonesia	4.625%	4/15/43	1,575	1,425
2 Republic of Indonesia	6.750%	1/15/44	100	117
Republic of Indonesia	6.750%	1/15/44	950	1,102
Republic of Indonesia	5.125%	1/15/45	800	766
Total Indonesia (Cost $33,892)				33,808
Iraq (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Republic of Iraq	5.800%	1/15/28	1,310	1,038
Total Iraq (Cost $1,158)				1,038
Jamaica (0.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.4%)
1 Jamaica	8.000%	6/24/19	550	613
1 Jamaica	7.625%	7/9/25	450	500
Jamaica	6.750%	4/28/28	400	401
1 Jamaica	8.000%	3/15/39	225	251
Jamaica	7.875%	7/28/45	600	595

Total Jamaica (Cost $2,263)				2,360
Kazakhstan (1.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
Development Bank of Kazakhstan JSC	4.125%	12/10/22	1,200	1,073
Intergas Finance BV	6.375%	5/14/17	150	155
KazAgro National Management Holding JSC	4.625%	5/24/23	600	526
2 Kazakhstan Temir Zholy Finance BV	6.375%	10/6/20	400	414
Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	600	539
KazMunayGas National Co. JSC	9.125%	7/2/18	925	1,044
KazMunayGas National Co. JSC	7.000%	5/5/20	900	960
KazMunayGas National Co. JSC	6.375%	4/9/21	1,030	1,068
KazMunayGas National Co. JSC	4.400%	4/30/23	425	383
2 KazMunayGas National Co. JSC	5.750%	4/30/43	225	179
KazMunayGas National Co. JSC	5.750%	4/30/43	900	711
2 KazMunayGas National Co. JSC	6.000%	11/7/44	200	161
Republic of Kazakhstan	3.875%	10/14/24	1,200	1,107
Republic of Kazakhstan	5.125%	7/21/25	1,100	1,088
2 Republic of Kazakhstan	4.875%	10/14/44	400	330
Republic of Kazakhstan	6.500%	7/21/45	1,000	991
Total Kazakhstan (Cost $11,256)				10,729
Kenya (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
2 Republic of Kenya	5.875%	6/24/19	200	201
Republic of Kenya	6.875%	6/24/24	1,200	1,179
2 Republic of Kenya	6.875%	6/24/24	200	197
Total Kenya (Cost $1,679)				1,577
Lebanon (1.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
Republic of Lebanon	4.750%	11/2/16	250	252
Republic of Lebanon	9.000%	3/20/17	500	538
Republic of Lebanon	5.000%	10/12/17	825	835
Republic of Lebanon	5.150%	6/12/18	150	152
Republic of Lebanon	5.150%	11/12/18	475	479
Republic of Lebanon	5.500%	4/23/19	50	51
Republic of Lebanon	6.000%	5/20/19	450	463
Republic of Lebanon	5.450%	11/28/19	925	934
Republic of Lebanon	6.375%	3/9/20	1,066	1,111
Republic of Lebanon	8.250%	4/12/21	1,176	1,332
Republic of Lebanon	6.100%	10/4/22	508	518
Republic of Lebanon	6.000%	1/27/23	475	480
Republic of Lebanon	6.200%	2/26/25	100	101
Republic of Lebanon	6.250%	6/12/25	400	404
Republic of Lebanon	6.600%	11/27/26	1,100	1,130
Republic of Lebanon	6.750%	11/29/27	961	998
Republic of Lebanon	6.650%	2/26/30	800	816
Total Lebanon (Cost $10,486)				10,594
Malaysia (1.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
Cagamas Global plc	2.745%	12/10/19	200	202
Export-Import Bank of Malaysia Bhd.	2.875%	12/14/17	200	205
2 Federation of Malaysia	2.991%	7/6/16	875	889
2 Federation of Malaysia	4.646%	7/6/21	250	277
1 Malayan Banking Berhad	3.250%	9/20/22	400	403
7 Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	550	528

Petroliam Nasional Bhd.	7.625%	10/15/26	430	574
Petronas Capital Ltd.	5.250%	8/12/19	400	442
2 Petronas Capital Ltd.	5.250%	8/12/19	1,423	1,571
Petronas Capital Ltd.	7.875%	5/22/22	610	779
2 Petronas Capital Ltd.	7.875%	5/22/22	750	957
Petronas Capital Ltd.	3.500%	3/18/25	650	641
Petronas Capital Ltd.	4.500%	3/18/45	650	628
Petronas Global Sukuk Ltd.	2.707%	3/18/20	600	599
SSG Resources Ltd.	4.250%	10/4/22	400	408
Total Malaysia (Cost $9,137)				9,103
Mexico (8.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (8.3%)
Comision Federal de Electricidad	4.875%	5/26/21	550	585
2 Comision Federal de Electricidad	4.875%	1/15/24	600	619
Comision Federal de Electricidad	4.875%	1/15/24	400	417
Comision Federal de Electricidad	5.750%	2/14/42	200	198
2 Comision Federal de Electricidad	6.125%	6/16/45	200	203
Petroleos Mexicanos	5.750%	3/1/18	925	1,006
Petroleos Mexicanos	3.500%	7/18/18	500	517
Petroleos Mexicanos	8.000%	5/3/19	2,148	2,520
Petroleos Mexicanos	6.000%	3/5/20	200	224
2 Petroleos Mexicanos	3.500%	7/23/20	300	304
Petroleos Mexicanos	5.500%	1/21/21	1,289	1,397
Petroleos Mexicanos	4.875%	1/24/22	1,450	1,510
Petroleos Mexicanos	3.500%	1/30/23	1,350	1,283
Petroleos Mexicanos	4.875%	1/18/24	825	846
2 Petroleos Mexicanos	4.250%	1/15/25	1,625	1,586
2 Petroleos Mexicanos	4.500%	1/23/26	1,700	1,664
Petroleos Mexicanos	6.625%	6/15/35	1,583	1,695
Petroleos Mexicanos	6.500%	6/2/41	1,770	1,857
2 Petroleos Mexicanos	5.500%	6/27/44	500	463
Petroleos Mexicanos	5.500%	6/27/44	1,111	1,028
Petroleos Mexicanos	6.375%	1/23/45	1,260	1,298
2 Petroleos Mexicanos	5.625%	1/23/46	1,900	1,783
United Mexican States	11.375%	9/15/16	475	529
United Mexican States	5.625%	1/15/17	1,340	1,423
United Mexican States	5.950%	3/19/19	1,195	1,346
United Mexican States	8.125%	12/30/19	850	1,110
United Mexican States	5.125%	1/15/20	1,580	1,742
United Mexican States	3.500%	1/21/21	675	691
United Mexican States	3.625%	3/15/22	2,118	2,151
United Mexican States	4.000%	10/2/23	1,585	1,634
United Mexican States	3.600%	1/30/25	1,349	1,341
United Mexican States	8.300%	8/15/31	720	1,066
United Mexican States	7.500%	4/8/33	490	666
United Mexican States	6.750%	9/27/34	906	1,143
United Mexican States	6.050%	1/11/40	1,564	1,812
United Mexican States	4.750%	3/8/44	2,420	2,347
United Mexican States	5.550%	1/21/45	1,585	1,719
United Mexican States	4.600%	1/23/46	1,375	1,298
United Mexican States	5.750%	10/12/10	1,600	1,608
Total Mexico (Cost $47,283)				46,629
Mongolia (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
8 Development Bank of Mongolia LLC	5.750%	3/21/17	200	194
Mongolia	4.125%	1/5/18	200	189

	Mongolia	5.125%	12/5/22	650	558
[2,8] Trade & Development Bank of Mongolia LLC		9.375%	5/19/20	200	206
Total Mongolia (Cost $1,170)					1,147
Morocco (0.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
	Kingdom of Morocco	4.250%	12/11/22	900	916
	Kingdom of Morocco	5.500%	12/11/42	425	428
2	OCP SA	5.625%	4/25/24	100	105
	OCP SA	5.625%	4/25/24	700	735
2	OCP SA	4.500%	10/22/25	450	432
2	OCP SA	6.875%	4/25/44	200	209
Total Morocco (Cost $2,802)					2,825
Mozambique (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
[1,9] Mozambique EMATUM Finance 2020 BV		6.305%	9/11/20	400	364
Total Mozambique (Cost $387)					364
Namibia (0.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.0%)
	Republic of Namibia	5.500%	11/3/21	200	215
Total Namibia (Cost $205)					215
Nigeria (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
2	Africa Finance Corp.	4.375%	4/29/20	350	354
2	Federal Republic of Nigeria	5.125%	7/12/18	200	199
	Federal Republic of Nigeria	6.750%	1/28/21	250	255
	Federal Republic of Nigeria	6.375%	7/12/23	200	197
Total Nigeria (Cost $1,013)					1,005
Oman (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Lamar Funding Ltd.	3.958%	5/7/25	500	483
Total Oman (Cost $503)					483
Pakistan (0.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.4%)
	Islamic Republic of Pakistan	6.875%	6/1/17	375	390
	Islamic Republic of Pakistan	7.250%	4/15/19	600	625
2	Islamic Republic of Pakistan	7.250%	4/15/19	400	416
	Islamic Republic of Pakistan	6.750%	12/3/19	400	408
	Islamic Republic of Pakistan	8.250%	4/15/24	200	214
2	Islamic Republic of Pakistan	8.250%	4/15/24	250	268
Total Pakistan (Cost $2,254)					2,321
Panama (1.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)
	Republic of Panama	5.200%	1/30/20	888	981
1	Republic of Panama	4.000%	9/22/24	550	558
1	Republic of Panama	3.750%	3/16/25	1,100	1,094
	Republic of Panama	7.125%	1/29/26	500	636
	Republic of Panama	8.875%	9/30/27	425	608
	Republic of Panama	9.375%	4/1/29	450	674
1	Republic of Panama	6.700%	1/26/36	1,132	1,416
1	Republic of Panama	4.300%	4/29/53	400	356

Total Panama (Cost $6,240)					6,323
Paraguay (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
	Republic of Paraguay	4.625%	1/25/23	400	405
	Republic of Paraguay	6.100%	8/11/44	500	513
Total Paraguay (Cost $944)					918
Peru (1.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.3%)
2	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	250	253
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	200	208
	Fondo MIVIVIENDA SA	3.500%	1/31/23	500	477
	Republic of Peru	7.125%	3/30/19	471	550
	Republic of Peru	7.350%	7/21/25	868	1,131
	Republic of Peru	8.750%	11/21/33	1,310	1,973
1	Republic of Peru	6.550%	3/14/37	661	826
	Republic of Peru	5.625%	11/18/50	1,443	1,623
Total Peru (Cost $7,064)					7,041
Philippines (2.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.9%)
[10] Power Sector Assets & Liabilities
	Management Corp.	6.875%	11/2/16	200	212
[10] Power Sector Assets & Liabilities
	Management Corp.	7.250%	5/27/19	664	779
[10] Power Sector Assets & Liabilities
	Management Corp.	7.390%	12/2/24	600	788
	Republic of the Philippines	9.875%	1/15/19	450	568
	Republic of the Philippines	8.375%	6/17/19	816	1,003
	Republic of the Philippines	6.500%	1/20/20	300	354
	Republic of the Philippines	4.000%	1/15/21	270	293
	Republic of the Philippines	4.200%	1/21/24	1,464	1,612
	Republic of the Philippines	10.625%	3/16/25	584	938
	Republic of the Philippines	5.500%	3/30/26	1,050	1,250
	Republic of the Philippines	9.500%	2/2/30	953	1,555
	Republic of the Philippines	7.750%	1/14/31	1,554	2,271
	Republic of the Philippines	6.375%	1/15/32	600	788
	Republic of the Philippines	6.375%	10/23/34	1,150	1,547
	Republic of the Philippines	5.000%	1/13/37	880	1,031
	Republic of the Philippines	3.950%	1/20/40	1,200	1,231
Total Philippines (Cost $15,769)					16,220
Poland (1.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)
	Republic of Poland	6.375%	7/15/19	1,777	2,055
	Republic of Poland	5.125%	4/21/21	910	1,022
	Republic of Poland	5.000%	3/23/22	2,434	2,720
	Republic of Poland	3.000%	3/17/23	1,175	1,166
	Republic of Poland	4.000%	1/22/24	1,168	1,236
Total Poland (Cost $8,070)					8,199
Qatar (3.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.3%)
[1,2] Nakilat Inc.		6.067%	12/31/33	500	580
2	Ooredoo International Finance Ltd.	3.375%	10/14/16	805	824
2	Ooredoo International Finance Ltd.	7.875%	6/10/19	300	365
2	Ooredoo International Finance Ltd.	4.750%	2/16/21	500	547

2	Ooredoo International Finance Ltd.	3.250%	2/21/23	350	342
2	Ooredoo International Finance Ltd.	5.000%	10/19/25	700	762
2	Ooredoo International Finance Ltd.	3.875%	1/31/28	850	820
	Ooredoo Tamweel Ltd.	3.039%	12/3/18	225	232
[2,11] Qatari Diar Finance QSC		5.000%	7/21/20	950	1,064
	QNB Finance Ltd.	3.375%	2/22/17	1,050	1,079
	QNB Finance Ltd.	2.125%	2/14/18	200	201
	QNB Finance Ltd.	2.750%	10/31/18	400	406
	QNB Finance Ltd.	2.875%	4/29/20	950	968
[1,2]	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	286	309
2	Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	250	295
[1,2]	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.838%	9/30/27	770	883
[1,2]	Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.332%	9/30/27	250	294
2	State of Qatar	3.125%	1/20/17	1,025	1,058
11	State of Qatar	2.099%	1/18/18	900	915
2	State of Qatar	6.550%	4/9/19	450	526
	State of Qatar	5.250%	1/20/20	100	113
2	State of Qatar	5.250%	1/20/20	1,207	1,364
2	State of Qatar	4.500%	1/20/22	1,050	1,166
11	State of Qatar	3.241%	1/18/23	575	595
	State of Qatar	9.750%	6/15/30	75	123
2	State of Qatar	9.750%	6/15/30	600	984
	State of Qatar	6.400%	1/20/40	102	132
2	State of Qatar	6.400%	1/20/40	500	648
	State of Qatar	5.750%	1/20/42	200	241
2	State of Qatar	5.750%	1/20/42	616	743
Total Qatar (Cost $18,199)					18,579
Romania (0.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.7%)
	Republic of Romania	6.750%	2/7/22	1,626	1,914
	Republic of Romania	4.375%	8/22/23	1,254	1,301
2	Republic of Romania	4.875%	1/22/24	100	107
2	Republic of Romania	6.125%	1/22/44	200	230
	Republic of Romania	6.125%	1/22/44	320	367
Total Romania (Cost $3,851)					3,919
Russia (8.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (8.9%)
	AK Transneft OJSC Via TransCapitalInvest
	Ltd.	8.700%	8/7/18	420	461
	Gazprom Neft OAO Via GPN Capital SA	4.376%	9/19/22	600	509
2	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	200	184
	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	450	414
	Gazprom OAO Via Gaz Capital SA	6.212%	11/22/16	495	514
	Gazprom OAO Via Gaz Capital SA	8.146%	4/11/18	900	966
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	1,150	1,278
	Gazprom OAO Via Gaz Capital SA	3.850%	2/6/20	678	629
	Gazprom OAO Via Gaz Capital SA	5.999%	1/23/21	700	686
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	625	618
	Gazprom OAO Via Gaz Capital SA	4.950%	7/19/22	350	322
	Gazprom OAO Via Gaz Capital SA	4.950%	2/6/28	650	551
	Gazprom OAO Via Gaz Capital SA	8.625%	4/28/34	525	572
	Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	525	504
	Gazprombank OJSC Via GPB Eurobond
	Finance plc	5.625%	5/17/17	400	402
	Gazprombank OJSC Via GPB Eurobond
	Finance plc	7.250%	5/3/19	200	200

Gazprombank OJSC Via GPB Eurobond
Finance plc	4.960%	9/5/19	400	379
Rosneft Finance SA	7.500%	7/18/16	250	260
Rosneft Finance SA	6.625%	3/20/17	500	516
2 Rosneft Finance SA	7.875%	3/13/18	100	105
Rosneft Finance SA	7.875%	3/13/18	850	896
Rosneft Finance SA	7.250%	2/2/20	200	204
Rosneft Oil Co. via Rosneft International
Finance Ltd.	3.149%	3/6/17	800	782
Rosneft Oil Co. via Rosneft International
Finance Ltd.	4.199%	3/6/22	977	826
Russian Agricultural Bank OJSC Via RSHB
Capital SA	6.299%	5/15/17	300	306
Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.298%	12/27/17	318	316
Russian Agricultural Bank OJSC Via RSHB
Capital SA	7.750%	5/29/18	400	416
2 Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.100%	7/25/18	100	97
Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.100%	7/25/18	800	778
1 Russian Agricultural Bank OJSC Via RSHB
Capital SA	6.000%	6/3/21	600	544
Russian Federation	3.250%	4/4/17	1,000	1,017
Russian Federation	11.000%	7/24/18	1,075	1,297
2 Russian Federation	3.500%	1/16/19	300	296
Russian Federation	3.500%	1/16/19	600	592
Russian Federation	5.000%	4/29/20	2,400	2,445
Russian Federation	4.500%	4/4/22	800	773
Russian Federation	4.875%	9/16/23	2,200	2,137
2 Russian Federation	4.875%	9/16/23	200	194
Russian Federation	12.750%	6/24/28	1,375	2,124
1 Russian Federation	7.500%	3/31/30	7,699	9,000
Russian Federation	5.625%	4/4/42	1,200	1,093
Russian Federation	5.875%	9/16/43	800	753
Russian Railways via RZD Capital plc	5.739%	4/3/17	636	652
Russian Railways via RZD Capital plc	5.700%	4/5/22	1,100	1,042
Sberbank of Russia Via SB Capital SA	4.950%	2/7/17	325	329
Sberbank of Russia Via SB Capital SA	5.400%	3/24/17	550	560
Sberbank of Russia Via SB Capital SA	5.180%	6/28/19	750	738
Sberbank of Russia Via SB Capital SA	5.717%	6/16/21	400	386
Sberbank of Russia Via SB Capital SA	6.125%	2/7/22	800	785
Sberbank of Russia Via SB Capital SA	5.125%	10/29/22	974	850
SCF Capital Ltd.	5.375%	10/27/17	200	193
Vnesheconombank Via VEB Finance plc	5.375%	2/13/17	300	303
Vnesheconombank Via VEB Finance plc	4.224%	11/21/18	1,000	954
Vnesheconombank Via VEB Finance plc	6.902%	7/9/20	550	538
Vnesheconombank Via VEB Finance plc	6.025%	7/5/22	725	660
Vnesheconombank Via VEB Finance plc	5.942%	11/21/23	625	555
2 Vnesheconombank Via VEB Finance plc	5.942%	11/21/23	200	180
Vnesheconombank Via VEB Finance plc	6.800%	11/22/25	450	412
VTB Bank OJSC Via VTB Capital SA	6.000%	4/12/17	925	938
VTB Bank OJSC Via VTB Capital SA	6.315%	2/22/18	400	405
VTB Bank OJSC Via VTB Capital SA	6.875%	5/29/18	875	897
VTB Bank OJSC Via VTB Capital SA	6.551%	10/13/20	450	450
VTB Bank OJSC Via VTB Capital SA	6.950%	10/17/22	975	881

Total Russia (Cost $49,957)					49,664
Saudi Arabia (0.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.7%)
	SABIC Capital II BV	2.625%	10/3/18	400	405
	Saudi Electricity Global Sukuk Co.	2.665%	4/3/17	400	407
	Saudi Electricity Global Sukuk Co.	4.211%	4/3/22	625	666
	Saudi Electricity Global Sukuk Co. 2	3.473%	4/8/23	550	558
	Saudi Electricity Global Sukuk Co. 2	5.060%	4/8/43	700	693
2	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	650	683
	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	350	366
2	Saudi Electricity Global Sukuk Co. 3	5.500%	4/8/44	300	313
Total Saudi Arabia (Cost $4,028)					4,091
Senegal (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Republic of Senegal	8.750%	5/13/21	200	224
	Republic of Senegal	6.250%	7/30/24	200	194
Total Senegal (Cost $418)					418
Serbia, Republic Of (0.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
	Republic of Serbia	5.250%	11/21/17	400	415
	Republic of Serbia	5.875%	12/3/18	400	421
2	Republic of Serbia	5.875%	12/3/18	200	211
	Republic of Serbia	4.875%	2/25/20	400	405
	Republic of Serbia	7.250%	9/28/21	1,400	1,575
Total Serbia, Republic Of (Cost $2,990)					3,027
South Africa (1.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
	Eskom Holdings SOC Ltd.	5.750%	1/26/21	1,500	1,455
	Eskom Holdings SOC Ltd.	6.750%	8/6/23	450	451
2	Eskom Holdings SOC Ltd.	7.125%	2/11/25	200	202
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	450	454
	Republic of South Africa	6.875%	5/27/19	1,195	1,362
	Republic of South Africa	5.500%	3/9/20	732	796
	Republic of South Africa	5.875%	5/30/22	200	222
	Republic of South Africa	4.665%	1/17/24	900	924
	Republic of South Africa	5.875%	9/16/25	1,400	1,556
	Republic of South Africa	6.250%	3/8/41	561	641
	Republic of South Africa	5.375%	7/24/44	500	505
2	Transnet SOC Ltd.	4.000%	7/26/22	600	573
Total South Africa (Cost $9,104)					9,141
Sri Lanka (0.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.7%)
	Bank of Ceylon	6.875%	5/3/17	250	259
	Bank of Ceylon	5.325%	4/16/18	200	202
	Democratic Socialist Republic of Sri Lanka	6.000%	1/14/19	200	206
2	Democratic Socialist Republic of Sri Lanka	6.000%	1/14/19	200	205
2	Democratic Socialist Republic of Sri Lanka	5.125%	4/11/19	250	250
	Democratic Socialist Republic of Sri Lanka	6.250%	10/4/20	432	445
	Democratic Socialist Republic of Sri Lanka	6.250%	7/27/21	1,150	1,172
	Democratic Socialist Republic of Sri Lanka	5.875%	7/25/22	600	594
	National Savings Bank	8.875%	9/18/18	400	434

Total Sri Lanka (Cost $3,767)					3,767
Thailand (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
	Krung Thai Bank PCL	2.250%	9/11/18	200	199
1	Krung Thai Bank PCL	5.200%	12/26/24	450	461
	PTT PCL	4.500%	10/25/42	400	368
	PTT Public Co. Ltd.	3.375%	10/25/22	225	222
Total Thailand (Cost $1,237)					1,250
Trinidad And Tobago (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
2	Petroleum Co. of Trinidad & Tobago Ltd.	9.750%	8/14/19	300	349
2	Republic of Trinidad & Tobago	4.375%	1/16/24	200	220
Total Trinidad And Tobago (Cost $562)					569
Tunisia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Banque Centrale de Tunisie SA	5.750%	1/30/25	400	392
Total Tunisia (Cost $407)					392
Turkey (5.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (5.7%)
	Export Credit Bank of Turkey	5.375%	11/4/16	450	466
	Export Credit Bank of Turkey	5.875%	4/24/19	600	634
2	Export Credit Bank of Turkey	5.000%	9/23/21	400	402
	Export Credit Bank of Turkey	5.000%	9/23/21	500	504
	Hazine Mustesarligi Varlik Kiralama AS	4.557%	10/10/18	250	260
2	Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	400	389
	Republic of Turkey	7.000%	9/26/16	600	637
	Republic of Turkey	7.500%	7/14/17	1,591	1,751
[12] Republic of Turkey		2.803%	3/26/18	700	695
	Republic of Turkey	6.750%	4/3/18	687	757
2	Republic of Turkey	4.557%	10/10/18	150	156
	Republic of Turkey	7.000%	3/11/19	1,540	1,730
	Republic of Turkey	7.500%	11/7/19	1,350	1,551
	Republic of Turkey	7.000%	6/5/20	630	716
	Republic of Turkey	5.625%	3/30/21	901	968
	Republic of Turkey	5.125%	3/25/22	825	858
	Republic of Turkey	6.250%	9/26/22	1,404	1,555
	Republic of Turkey	3.250%	3/23/23	1,201	1,111
	Republic of Turkey	5.750%	3/22/24	1,350	1,452
	Republic of Turkey	7.375%	2/5/25	1,800	2,146
	Republic of Turkey	4.250%	4/14/26	200	190
	Republic of Turkey	11.875%	1/15/30	775	1,298
	Republic of Turkey	8.000%	2/14/34	702	896
	Republic of Turkey	6.875%	3/17/36	2,298	2,649
	Republic of Turkey	7.250%	3/5/38	335	403
	Republic of Turkey	6.750%	5/30/40	1,010	1,155
	Republic of Turkey	6.000%	1/14/41	1,600	1,673
	Republic of Turkey	4.875%	4/16/43	1,766	1,592
	Republic of Turkey	6.625%	2/17/45	700	800
2	TC Ziraat Bankasi AS	4.250%	7/3/19	200	199
	Turkiye Halk Bankasi AS	4.875%	7/19/17	425	436
2	Turkiye Halk Bankasi AS	4.750%	6/4/19	250	256
	Turkiye Halk Bankasi AS	3.875%	2/5/20	400	383
	Turkiye Halk Bankasi AS	4.750%	2/11/21	200	196
	Turkiye Vakiflar Bankasi Tao	5.750%	4/24/17	200	208

	Turkiye Vakiflar Bankasi Tao	3.750%	4/15/18	200	197
	Turkiye Vakiflar Bankasi Tao	5.000%	10/31/18	200	204
	Turkiye Vakiflar Bankasi Tao	6.000%	11/1/22	400	390
1	Turkiye Vakiflar Bankasi Tao	6.875%	2/3/25	200	195
Total Turkey (Cost $32,117)					32,058
Ukraine (0.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
[13] Financing of Infrastructural Projects State
	Enterprise	8.375%	11/3/17	500	284
[13] Financing of Infrastructural Projects State
	Enterprise	9.000%	12/7/17	200	114
[13] Financing of Infrastructural Projects State
	Enterprise	7.400%	4/20/18	200	114
	Oschadbank Via SSB #1 plc	8.875%	3/20/18	200	156
	Ukraine	6.580%	11/21/16	723	419
	Ukraine	9.250%	7/24/17	1,328	777
	Ukraine	6.750%	11/14/17	800	466
	Ukraine	7.750%	9/23/20	627	356
	Ukraine	7.950%	2/23/21	650	382
	Ukraine	7.800%	11/28/22	1,180	690
	Ukraine	7.500%	4/17/23	600	351
2	Ukraine Railways via Shortline plc	9.500%	5/21/18	200	134
[1,2] Ukreximbank Via Biz Finance PLC		9.750%	1/22/25	200	160
Total Ukraine (Cost $6,074)					4,403
United Arab Emirates (5.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (5.2%)
2	Abu Dhabi National Energy Co.	6.165%	10/25/17	850	927
2	Abu Dhabi National Energy Co. PJSC	5.875%	10/27/16	685	723
2	Abu Dhabi National Energy Co. PJSC	4.125%	3/13/17	400	414
2	Abu Dhabi National Energy Co. PJSC	2.500%	1/12/18	400	403
2	Abu Dhabi National Energy Co. PJSC	6.250%	9/16/19	275	314
2	Abu Dhabi National Energy Co. PJSC	5.875%	12/13/21	200	231
2	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	600	601
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	200	200
2	Abu Dhabi National Energy Co. PJSC	6.500%	10/27/36	825	1,009
4	ADCB Finance Cayman Ltd.	1.583%	1/9/17	200	201
	ADCB Finance Cayman Ltd.	2.500%	3/6/18	400	404
	ADCB Finance Cayman Ltd.	3.000%	3/4/19	400	409
	ADCB Finance Cayman Ltd.	2.625%	3/10/20	400	401
	ADCB Finance Cayman Ltd.	4.500%	3/6/23	425	435
	ADCB Islamic Finance Cayman Ltd.	4.071%	11/22/16	720	746
	AHB Sukuk Co. Ltd.	3.267%	10/8/18	200	206
	DEWA Sukuk 2013 Ltd.	3.000%	3/5/18	650	665
[1,2] Dolphin Energy Ltd.		5.888%	6/15/19	263	285
2	Dolphin Energy Ltd.	5.500%	12/15/21	620	708
2	DP World Ltd.	6.850%	7/2/37	950	1,045
2	DP World Sukuk Ltd.	6.250%	7/2/17	670	723
	Dubai DOF Sukuk Ltd.	6.450%	5/2/22	200	238
2	Dubai Electricity & Water Authority	6.375%	10/21/16	250	265
2	Dubai Electricity & Water Authority	7.375%	10/21/20	775	937
2	Emirate of Abu Dhabi	6.750%	4/8/19	925	1,092
	Emirate of Dubai	4.900%	5/2/17	200	211
	Emirate of Dubai	7.750%	10/5/20	500	612
	Emirate of Dubai	3.875%	1/30/23	600	617
	Emirate of Dubai	5.250%	1/30/43	200	180
	Emirates Airline	5.125%	6/8/16	700	719

[1,2] Emirates Airline		4.500%	2/6/25	343	347
	Emirates NBD PJSC	4.625%	3/28/17	675	702
	Emirates NBD PJSC	3.250%	11/19/19	335	340
1	Emirates NBD PJSC	4.875%	3/28/23	450	469
	Emirates Telecommunications Corp.	2.375%	6/18/19	600	601
	Emirates Telecommunications Corp.	3.500%	6/18/24	200	204
	ICD Sukuk Co. Ltd.	3.508%	5/21/20	250	249
2	IPIC GMTN Ltd.	3.750%	3/1/17	945	981
2	IPIC GMTN Ltd.	5.000%	11/15/20	900	998
2	IPIC GMTN Ltd.	5.500%	3/1/22	710	812
2	IPIC GMTN Ltd.	6.875%	11/1/41	400	538
	Jafz Sukuk Ltd.	7.000%	6/19/19	400	456
2	MDC-GMTN B.V.	7.625%	5/6/19	500	598
2	MDC-GMTN B.V.	5.500%	4/20/21	450	518
2	MDC-GMTN B.V.	3.250%	4/28/22	200	206
1	Medjool Ltd.	3.875%	3/19/23	303	308
2	Mubadala GE Capital Ltd.	3.000%	11/10/19	200	199
	National Bank of Abu Dhabi PJSC	3.250%	3/27/17	400	412
	National Bank of Abu Dhabi PJSC	3.000%	8/13/19	400	412
	National Bank of Abu Dhabi PJSC	2.250%	2/11/20	425	424
2	NOVA Chemicals Corp.	5.250%	8/1/23	400	405
	RAK Capital	3.297%	10/21/18	200	207
	RAK Capital	3.094%	3/31/25	500	487
	RAKFunding Cayman Ltd.	3.250%	6/24/19	200	202
1	Ruwais Power Co. PJSC	6.000%	8/31/36	400	461
	Sharjah Sukuk Ltd.	3.764%	9/17/24	400	418
	Union National Bank PJSC	3.875%	11/10/16	200	206
[1,2] Waha Aerospace BV		3.925%	7/28/20	740	773
Total United Arab Emirates (Cost $28,563)					28,854
United States (0.0%)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Note/Bond	5.125%	5/15/16	15	16
	United States Treasury Note/Bond	0.500%	2/28/17	20	20
	United States Treasury Note/Bond	0.875%	2/28/17	5	5
	United States Treasury Note/Bond	3.000%	2/28/17	10	10
	United States Treasury Note/Bond	2.125%	8/15/21	5	5
	United States Treasury Note/Bond	2.750%	2/15/24	35	37
	United States Treasury Note/Bond	3.750%	8/15/41	5	6
Total United States (Cost $98)					99
Uruguay (0.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
1	Oriental Republic of Uruguay	8.000%	11/18/22	238	305
1	Oriental Republic of Uruguay	4.500%	8/14/24	1,071	1,127
	Oriental Republic of Uruguay	7.875%	1/15/33	346	466
1	Oriental Republic of Uruguay	7.625%	3/21/36	686	917
1	Oriental Republic of Uruguay	4.125%	11/20/45	350	301
1	Oriental Republic of Uruguay	5.100%	6/18/50	1,920	1,843
Total Uruguay (Cost $4,981)					4,959
Venezuela (2.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.8%)
	Bolivarian Republic of Venezuela	13.625%	8/15/18	566	395
	Bolivarian Republic of Venezuela	7.000%	12/1/18	882	368
	Bolivarian Republic of Venezuela	7.750%	10/13/19	1,706	631
	Bolivarian Republic of Venezuela	6.000%	12/9/20	1,456	517
1	Bolivarian Republic of Venezuela	12.750%	8/23/22	1,440	644

	Bolivarian Republic of Venezuela	9.000%	5/7/23	1,251	466
	Bolivarian Republic of Venezuela	8.250%	10/13/24	859	311
	Bolivarian Republic of Venezuela	7.650%	4/21/25	750	264
	Bolivarian Republic of Venezuela	11.750%	10/21/26	1,427	596
	Bolivarian Republic of Venezuela	9.250%	9/15/27	1,647	688
	Bolivarian Republic of Venezuela	9.250%	5/7/28	540	204
1	Bolivarian Republic of Venezuela	11.950%	8/5/31	3,329	1,390
	Bolivarian Republic of Venezuela	9.375%	1/13/34	700	265
	Bolivarian Republic of Venezuela	7.000%	3/31/38	875	304
	CA La Electricidad de Caracas	8.500%	4/10/18	200	82
	CITGO Holding Inc.	10.750%	2/15/20	100	103
2	CITGO Holding Inc.	10.750%	2/15/20	650	666
2	CITGO Petroleum Corp.	6.250%	8/15/22	200	196
	CITGO Petroleum Corp.	6.250%	8/15/22	100	98
	Petroleos de Venezuela SA	5.250%	4/12/17	1,750	844
1	Petroleos de Venezuela SA	8.500%	11/2/17	2,884	1,966
1	Petroleos de Venezuela SA	9.000%	11/17/21	1,462	577
1	Petroleos de Venezuela SA	12.750%	2/17/22	1,205	560
1	Petroleos de Venezuela SA	6.000%	5/16/24	2,500	838
1	Petroleos de Venezuela SA	6.000%	11/15/26	1,926	631
	Petroleos de Venezuela SA	5.375%	4/12/27	1,781	574
1	Petroleos de Venezuela SA	9.750%	5/17/35	2,563	1,025
	Petroleos de Venezuela SA	5.500%	4/12/37	760	246
Total Venezuela (Cost $23,228)					15,449
Vietnam (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
	Republic of Vietnam	4.800%	11/19/24	300	300
	Socialist Republic of Vietnam	6.750%	1/29/20	519	574
2	Socialist Republic of Vietnam	4.800%	11/19/24	200	200
Total Vietnam (Cost $1,063)					1,074
Zambia (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
	Republic of Zambia	5.375%	9/20/22	425	361
2	Republic of Zambia	8.500%	4/14/24	450	436
1	Republic of Zambia	8.970%	7/30/27	300	292
	Zambia Government International Bond	8.500%	4/14/24	400	389
Total Zambia (Cost $1,550)					1,478
Temporary Cash Investments (0.9%)
Time Deposits (0.1%)
	United States Dollar Time Deposits	0.030%	8/3/15	615	615
				Shares
Money Market Fund (0.8%)
[14] Vanguard Market Liquidity Fund		0.152%		4,407,000	4,407
Total Temporary Cash Investments (Cost $5,022)					5,022
Total Investments (99.3%) (Cost $567,067)					555,063
Other Assets and Liabilities-Net (0.7%)					3,885
Net Assets (100%)					558,948

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate value of these securities was $83,167,000, representing 14.9% of net assets.
3 Non-income-producing security--security in default.
4 Adjustable-rate security.

5 Guaranteed by the Republic of Hungary.
6 Guaranteed by the Republic of Indonesia.
7 Guaranteed by the Federation of Malaysia.
8 Guaranteed by the Government of Mongolia.
9 Guaranteed by the Republic of Mozambique.
10 Guaranteed by the Republic of the Philippines.
11 Guaranteed by the State of Qatar.
12 Guaranteed by the Republic of Turkey.
13 Guaranteed by the Govenment of the Ukraine.
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	99	—
Sovereign Bonds	—	549,942	—
Temporary Cash Investments	4,407	615	—
Total	4,407	550,656	—

C. At July 31, 2015, the cost of investment securities for tax purposes was $567,067,000. Net unrealized depreciation of investment securities for tax purposes was $12,004,000, consisting of unrealized gains of $6,156,000 on securities that had risen in value since their purchase and $18,160,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Minimum Volatility Fund

Schedule of Investments
As of July 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.1%)[1]
Australia (4.6%)
Sonic Healthcare Ltd.	526,965	7,957
Telstra Corp. Ltd.	1,519,900	7,203
AGL Energy Ltd.	498,222	6,065
Transurban Group	747,256	5,439
DUET Group (Voting Shares)	1,758,491	2,826
Wesfarmers Ltd.	83,857	2,598
ASX Ltd.	65,038	2,111
BWP Trust	796,405	1,959
JB Hi-Fi Ltd.	134,642	1,898
GPT Group	454,735	1,530
Stockland	473,818	1,470
Ramsay Health Care Ltd.	29,551	1,442
Sydney Airport	276,421	1,135
* DUET Group	653,714	1,051
Coca-Cola Amatil Ltd.	134,249	910
Boral Ltd.	163,085	791
Harvey Norman Holdings Ltd.	214,689	699
Charter Hall Retail REIT	191,055	601
Suncorp Group Ltd.	56,877	594
Federation Centres	251,047	550
Woodside Petroleum Ltd.	12,611	329
Abacus Property Group	142,425	323
Mirvac Group	187,271	258
		49,739
Belgium (0.3%)
Sofina SA	9,541	1,101
Elia System Operator SA/NV	23,212	973
Proximus	16,363	616
Cofinimmo SA	5,474	588
UCB SA	2,802	217
		3,495
Brazil (1.4%)
BRF SA ADR	211,098	4,414
Embraer SA ADR	106,400	2,963
Ambev SA ADR	384,000	2,181
Telefonica Brasil SA ADR	157,566	2,052
Ultrapar Participacoes SA ADR	75,600	1,550
Cia Brasileira de Distribuicao ADR	61,828	1,344
		14,504
Canada (5.9%)
BCE Inc.	314,000	12,924
Dollarama Inc.	206,484	12,291
Fortis Inc.	284,650	8,151
^ Emera Inc.	146,750	4,894
TELUS Corp.	131,723	4,497
^ Shaw Communications Inc. Class B	164,800	3,497
^ Canadian Tire Corp. Ltd. Class A	34,600	3,450
^ Manitoba Telecom Services Inc.	90,200	2,001

^	Cineplex Inc.	49,300	1,796
	Thomson Reuters Corp.	39,800	1,611
^	RioCan REIT	73,100	1,497
	Gildan Activewear Inc.	41,600	1,342
	Intact Financial Corp.	16,500	1,138
	H&R REIT	63,400	1,082
^	Parkland Fuel Corp.	45,600	831
	Rogers Communications Inc. Class B	19,800	694
	National Bank of Canada	15,300	535
	Loblaw Cos. Ltd.	6,500	354
^	Extendicare Inc.	42,000	277
^	Boardwalk REIT	5,900	260
	Imperial Oil Ltd.	5,700	211
^	Cominar REIT	14,100	190
^	Dream Office REIT	10,000	181
			63,704
Chile (0.2%)
	Enersis SA ADR	61,500	929
	Cia Cervecerias Unidas SA ADR	29,000	612
	Banco Santander Chile ADR	23,500	475
			2,016
China (0.2%)
	China Mobile Ltd. ADR	39,420	2,562

Denmark (0.4%)
	TDC A/S	355,205	2,679
*	William Demant Holding A/S	11,062	842
*	Royal Unibrew A/S	9,785	319
	ALK-Abello A/S	913	112
			3,952
France (0.1%)
	BioMerieux	7,524	873
	Sodexo SA	5,000	467
			1,340
Germany (0.8%)
	Fielmann AG	39,184	2,591
*	Celesio AG	61,654	1,797
	MTU Aero Engines AG	15,632	1,436
	RHOEN-KLINIKUM AG	49,613	1,380
	MAN SE	8,468	883
			8,087
Hong Kong (4.4%)
	CLP Holdings Ltd.	1,830,850	15,542
	Want Want China Holdings Ltd.	8,952,000	9,247
	Hang Seng Bank Ltd.	270,700	5,546
	China Mengniu Dairy Co. Ltd.	1,058,000	4,785
	Yuexiu REIT	6,177,000	3,488
	Tingyi Cayman Islands Holding Corp.	1,180,000	2,264
	Chow Tai Fook Jewellery Group Ltd.	1,969,600	1,920
	Hong Kong & China Gas Co. Ltd.	850,000	1,734
	Hopewell Highway Infrastructure Ltd.	1,899,500	905
	Cheung Kong Infrastructure Holdings Ltd.	67,000	583
	Television Broadcasts Ltd.	87,100	460
	TCC International Holdings Ltd.	1,383,000	355
*,2 WH Group Ltd.		506,500	324

Uni-President China Holdings Ltd.	350,000	321
VTech Holdings Ltd.	20,700	258
* Microport Scientific Corp.	138,000	58
Sun Art Retail Group Ltd.	250	—
		47,790
India (2.2%)
Dr Reddy's Laboratories Ltd. ADR	195,400	12,574
Infosys Ltd. ADR	451,900	7,641
HDFC Bank Ltd. ADR	47,606	2,974
		23,189
Indonesia (0.2%)
Telekomunikasi Indonesia Persero Tbk PT ADR	59,800	2,572

Israel (0.5%)
Teva Pharmaceutical Industries Ltd. ADR	28,450	1,964
Teva Pharmaceutical Industries Ltd.	25,309	1,755
Paz Oil Co. Ltd.	5,690	910
Bezeq The Israeli Telecommunication Corp. Ltd.	215,723	398
Ituran Location and Control Ltd.	10,962	280
		5,307
Italy (0.6%)
Davide Campari-Milano SPA	326,327	2,609
Terna Rete Elettrica Nazionale SPA	363,053	1,692
Parmalat SPA	493,741	1,299
Recordati SPA	16,499	411
		6,011
Japan (4.4%)
Daiichi Sankyo Co. Ltd.	516,300	10,599
Takeda Pharmaceutical Co. Ltd.	180,200	9,087
^ Kagome Co. Ltd.	225,700	3,725
Sawai Pharmaceutical Co. Ltd.	51,700	3,172
TonenGeneral Sekiyu KK	211,000	2,105
Rohto Pharmaceutical Co. Ltd.	114,700	2,039
Sega Sammy Holdings Inc.	135,600	1,698
Canon Inc.	43,900	1,404
Kyowa Hakko Kirin Co. Ltd.	81,000	1,322
Showa Shell Sekiyu KK	139,400	1,310
MOS Food Services Inc.	56,200	1,191
Kappa Create Holdings Co. Ltd.	94,500	996
Studio Alice Co. Ltd.	54,900	980
United Arrows Ltd.	20,900	836
Ringer Hut Co. Ltd.	28,800	682
Matsuya Foods Co. Ltd.	30,800	600
Kisoji Co. Ltd.	32,100	543
Earth Chemical Co. Ltd.	13,200	511
Key Coffee Inc.	27,900	485
* Fujiya Co. Ltd.	309,000	481
Nitto Kohki Co. Ltd.	18,200	394
^ Keiyo Co. Ltd.	80,900	374
Mitsubishi Tanabe Pharma Corp.	21,100	353
^ Rock Field Co. Ltd.	13,500	352
Itochu Techno-Solutions Corp.	13,700	321
Avex Group Holdings Inc.	19,100	321
Sagami Chain Co. Ltd.	29,000	304
Sakata Seed Corp.	15,600	288
Daisyo Corp.	18,000	235

Senshukai Co. Ltd.	34,200	224
Kourakuen Holdings Corp.	15,900	200
		47,132
Mexico (0.8%)
Fomento Economico Mexicano SAB de CV ADR	45,500	4,124
Grupo Aeroportuario del Pacifico SAB de CV ADR	44,200	3,487
Grupo Televisa SAB ADR	32,825	1,144
America Movil SAB de CV ADR	17,064	331
		9,086
Netherlands (0.2%)
Koninklijke Vopak NV	17,378	909
Wereldhave NV	12,582	744
* PostNL NV	115,355	496
		2,149
Norway (0.5%)
Telenor ASA	142,664	3,130
Norsk Hydro ASA	269,527	1,004
Orkla ASA	122,016	974
		5,108
Russia (0.5%)
NOVATEK OAO GDR	24,899	2,484
Rosneft OAO GDR	463,605	1,789
Gazprom PAO ADR	315,813	1,468
		5,741
Singapore (1.0%)
Keppel Corp. Ltd.	683,300	3,730
Oversea-Chinese Banking Corp. Ltd.	284,448	2,143
Singapore Airlines Ltd.	241,700	1,902
Singapore Telecommunications Ltd.	580,000	1,729
CapitaLand Mall Trust	270,700	396
DBS Group Holdings Ltd.	23,200	343
StarHub Ltd.	68,000	190
		10,433
South Korea (2.8%)
* KT Corp.	280,615	7,335
Korea Zinc Co. Ltd.	13,768	5,764
KT&G Corp.	42,992	4,041
GS Holdings Corp.	54,230	2,091
* WeMade Entertainment Co. Ltd.	36,859	1,706
Korea Electric Power Corp.	34,766	1,504
Kangwon Land Inc.	29,932	1,091
Hyundai Department Store Co. Ltd.	7,526	940
Hyundai Marine & Fire Insurance Co. Ltd.	30,245	819
Hyundai Greenfood Co. Ltd.	36,375	750
YG Entertainment Inc.	16,197	732
Macquarie Korea Infrastructure Fund	106,880	721
Youngone Corp.	13,544	675
* Cheil Worldwide Inc.	40,592	663
Yuhan Corp.	2,715	627
Hyundai Steel Co.	10,449	521
NAVER Corp.	1,066	476
		30,456
Spain (0.1%)
Viscofan SA	9,941	595
Ebro Foods SA	17,809	355

Endesa SA	14,960	315
Tecnicas Reunidas SA	2,500	127
		1,392
Sweden (0.2%)
Svenska Cellulosa AB SCA Class B	45,705	1,302
Swedish Match AB	26,615	815
* Axfood AB	21,376	364
		2,481
Switzerland (4.5%)
Galenica AG	14,653	16,695
Swisscom AG	24,883	14,463
Kaba Holding AG Class B	5,720	3,658
EMS-Chemie Holding AG	3,869	1,885
Sika AG	497	1,801
Swatch Group AG (Bearer)	4,115	1,772
Kuehne & Nagel International AG	10,333	1,427
Allreal Holding AG	9,242	1,321
* Dufry AG	8,125	1,128
Logitech International SA	70,508	1,013
Sonova Holding AG	6,500	925
Siegfried Holding AG	3,851	692
Temenos Group AG	17,010	624
Chocoladefabriken Lindt & Sprungli AG	106	597
Alpiq Holding AG	3,343	282
Swiss Re AG	2,424	218
		48,501
Taiwan (1.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	263,600	5,828
Chunghwa Telecom Co. Ltd. ADR	151,500	4,704
Siliconware Precision Industries Co. Ltd. ADR	486,505	2,754
United Microelectronics Corp. ADR	649,400	1,169
		14,455
United Kingdom (10.7%)
Next plc	135,628	16,921
Royal Mail plc	1,079,727	8,513
Marks & Spencer Group plc	973,993	8,271
National Grid plc	381,314	5,075
DCC plc	61,763	4,880
2 Merlin Entertainments plc	733,339	4,757
British American Tobacco plc	75,852	4,504
Inmarsat plc	287,635	3,987
Direct Line Insurance Group plc	687,640	3,929
Greene King plc	278,496	3,757
Burberry Group plc	133,889	3,363
Howden Joinery Group plc	419,688	3,245
GlaxoSmithKline plc	145,330	3,160
AstraZeneca plc	42,500	2,863
Land Securities Group plc	118,995	2,411
Meggitt plc	312,267	2,263
Centrica plc	517,361	2,152
Reckitt Benckiser Group plc	20,794	1,996
Sage Group plc	244,585	1,988
William Hill plc	309,877	1,959
RELX plc	105,062	1,834
* Indivior plc	434,830	1,791
* Sports Direct International plc	134,704	1,666

BT Group plc	214,142	1,553
G4S plc	348,376	1,493
SSE plc	62,712	1,484
Lloyds Banking Group plc	1,025,537	1,335
UK Commercial Property Trust Ltd.	946,030	1,307
Kingfisher plc	228,018	1,284
BAE Systems plc	171,174	1,282
F&C Commercial Property Trust Ltd.	537,029	1,236
Bunzl plc	42,830	1,226
Amlin plc	142,523	1,135
Inchcape plc	82,750	1,038
Sky plc	54,798	975
UBM plc	107,460	892
Melrose Industries plc	190,448	823
Rightmove plc	13,460	766
Compass Group plc	36,815	589
Standard Life plc	74,481	527
Ultra Electronics Holdings plc	17,786	485
Dixons Carphone plc	65,000	463
Derwent London plc	5,835	331
Hammerson plc	26,771	275
		115,784
United States (50.3%)
Consumer Discretionary (2.8%)
Service Corp. International	140,000	4,271
* Panera Bread Co. Class A	16,445	3,357
John Wiley & Sons Inc. Class A	50,800	2,693
McDonald's Corp.	24,400	2,437
Churchill Downs Inc.	17,600	2,377
* LKQ Corp.	73,800	2,322
Williams-Sonoma Inc.	22,000	1,862
* AutoZone Inc.	2,050	1,437
DineEquity Inc.	12,299	1,279
Oxford Industries Inc.	15,000	1,259
Hasbro Inc.	14,900	1,173
CST Brands Inc.	27,800	1,053
Vail Resorts Inc.	9,300	1,020
* Barnes & Noble Inc.	38,800	1,020
* Markit Ltd.	25,600	681
Buckle Inc.	15,200	672
Monro Muffler Brake Inc.	7,400	468
Columbia Sportswear Co.	4,500	322
Meredith Corp.	5,700	273
Pool Corp.	3,800	268
* Grand Canyon Education Inc.	5,400	235
		30,479
Consumer Staples (8.0%)
Church & Dwight Co. Inc.	188,250	16,252
Clorox Co.	136,950	15,330
Vector Group Ltd.	410,557	10,395
Kimberly-Clark Corp.	90,255	10,377
Spectrum Brands Holdings Inc.	96,700	10,245
Colgate-Palmolive Co.	90,100	6,129
Kellogg Co.	58,566	3,875
Procter & Gamble Co.	46,050	3,532
Altria Group Inc.	56,300	3,062

Philip Morris International Inc.	26,500	2,266
Universal Corp.	34,313	1,957
JM Smucker Co.	14,400	1,608
J&J Snack Foods Corp.	4,400	521
McCormick & Co. Inc.	5,400	443
* Energizer Holdings Inc.	8,200	316
		86,308
Energy (0.7%)
World Fuel Services Corp.	137,730	5,599
Ship Finance International Ltd.	61,900	1,036
* SEACOR Holdings Inc.	11,445	723
Kinder Morgan Inc.	5,900	204
		7,562
Financials (14.0%)
New York Community Bancorp Inc.	864,925	16,460
People's United Financial Inc.	783,150	12,742
* Beneficial Bancorp Inc.	916,109	11,781
Two Harbors Investment Corp.	957,400	9,785
* Markel Corp.	8,300	7,385
Brown & Brown Inc.	216,900	7,255
Rayonier Inc.	272,400	6,701
Lamar Advertising Co. Class A	99,072	5,949
Capitol Federal Financial Inc.	455,900	5,480
* Essent Group Ltd.	182,000	5,327
3 Hudson Pacific Properties Inc.	156,400	4,814
Starwood Property Trust Inc.	207,600	4,517
WP Carey Inc.	67,700	4,143
TFS Financial Corp.	219,700	3,704
Oritani Financial Corp.	206,400	3,243
Blackstone Mortgage Trust Inc. Class A	102,500	2,990
Marsh & McLennan Cos. Inc.	46,600	2,700
MFA Financial Inc.	337,000	2,538
Hatteras Financial Corp.	136,900	2,226
Colony Capital Inc. Class A	96,800	2,199
Outfront Media Inc.	71,500	1,797
Acadia Realty Trust	56,000	1,791
Capstead Mortgage Corp.	154,400	1,709
Washington Federal Inc.	67,100	1,562
EverBank Financial Corp.	75,400	1,503
Ramco-Gershenson Properties Trust	76,300	1,292
Medical Properties Trust Inc.	91,400	1,249
Parkway Properties Inc.	62,400	1,119
Invesco Mortgage Capital Inc.	77,300	1,114
Post Properties Inc.	19,000	1,082
Chambers Street Properties	138,100	1,025
Piedmont Office Realty Trust Inc. Class A	55,600	1,012
Urstadt Biddle Properties Inc. Class A	47,000	898
EastGroup Properties Inc.	13,400	807
Brookline Bancorp Inc.	68,100	767
Astoria Financial Corp.	46,712	706
Cousins Properties Inc.	62,700	651
American Homes 4 Rent Class A	38,400	635
Government Properties Income Trust	36,000	622
Equity One Inc.	24,100	619
National Health Investors Inc.	9,400	613
Investors Real Estate Trust	82,500	595

* SLM Corp.	62,354	569
Mack-Cali Realty Corp.	26,900	561
Alexandria Real Estate Equities Inc.	5,900	547
Northwest Bancshares Inc.	41,800	530
Liberty Property Trust	13,800	470
New York REIT Inc.	43,800	454
Universal Health Realty Income Trust	8,800	431
Dime Community Bancshares Inc.	25,000	425
Safety Insurance Group Inc.	6,600	383
Aspen Insurance Holdings Ltd.	6,200	298
Hersha Hospitality Trust Class A	10,900	296
Camden Property Trust	3,300	263
Retail Properties of America Inc.	14,600	213
Bank of Hawaii Corp.	2,300	155
		150,702
Health Care (7.3%)
* MEDNAX Inc.	172,953	14,639
Patterson Cos. Inc.	183,000	9,179
* Henry Schein Inc.	57,300	8,479
Teleflex Inc.	48,900	6,552
Hill-Rom Holdings Inc.	115,900	6,494
Chemed Corp.	36,929	5,483
* Sirona Dental Systems Inc.	46,300	4,805
AmerisourceBergen Corp. Class A	43,900	4,643
Johnson & Johnson	45,700	4,580
* Bio-Rad Laboratories Inc. Class A	20,700	3,120
Owens & Minor Inc.	79,439	2,793
Pfizer Inc.	76,700	2,766
* DaVita HealthCare Partners Inc.	27,600	2,181
* Amsurg Corp.	26,600	1,908
Landauer Inc.	23,800	844
		78,466
Industrials (4.6%)
United Parcel Service Inc. Class B	90,900	9,305
Rollins Inc.	230,100	6,673
* Stericycle Inc.	35,400	4,990
Waste Connections Inc.	80,240	4,022
Republic Services Inc. Class A	91,195	3,878
Danaher Corp.	36,900	3,379
General Dynamics Corp.	20,100	2,997
Expeditors International of Washington Inc.	48,400	2,268
3M Co.	14,100	2,134
Carlisle Cos. Inc.	19,800	2,005
National Presto Industries Inc.	24,000	1,900
* Teledyne Technologies Inc.	17,400	1,804
* Hub Group Inc. Class A	30,800	1,298
Matthews International Corp. Class A	22,400	1,206
Rockwell Collins Inc.	8,803	745
Healthcare Services Group Inc.	15,200	531
Cubic Corp.	11,200	497
		49,632
Information Technology (6.5%)
Jack Henry & Associates Inc.	210,503	14,706
Amdocs Ltd.	172,400	10,111
MAXIMUS Inc.	110,584	7,543
* CACI International Inc. Class A	91,500	7,515

Paychex Inc.	112,500	5,220
Motorola Solutions Inc.	68,600	4,127
* VeriSign Inc.	55,500	3,937
j2 Global Inc.	51,900	3,654
Total System Services Inc.	43,600	2,015
FactSet Research Systems Inc.	8,900	1,474
Diebold Inc.	42,400	1,444
* Check Point Software Technologies Ltd.	16,747	1,353
* Yandex NV Class A	96,100	1,337
CSG Systems International Inc.	34,060	1,059
Automatic Data Processing Inc.	12,800	1,021
* Genpact Ltd.	40,800	906
* Gartner Inc.	9,500	841
Leidos Holdings Inc.	16,000	653
* Progress Software Corp.	19,000	564
* Electronics For Imaging Inc.	10,635	486
* CommScope Holding Co. Inc.	9,700	304
* CoStar Group Inc.	1,300	262
		70,532
Materials (3.7%)
Kaiser Aluminum Corp.	196,900	16,628
Compass Minerals International Inc.	107,869	8,629
AptarGroup Inc.	113,700	7,708
Avery Dennison Corp.	50,233	3,057
Carpenter Technology Corp.	60,000	2,252
Silgan Holdings Inc.	16,625	889
Globe Specialty Metals Inc.	27,900	431
		39,594
Telecommunication Services (0.4%)
Cogent Communications Holdings Inc.	68,700	2,184
AT&T Inc.	41,238	1,433
Verizon Communications Inc.	6,800	318
		3,935
Utilities (2.3%)
Pepco Holdings Inc.	237,200	6,328
Portland General Electric Co.	102,287	3,683
3 Southern Co.	68,700	3,073
ALLETE Inc.	55,200	2,666
Avista Corp.	52,000	1,717
NorthWestern Corp.	27,300	1,470
Empire District Electric Co.	62,100	1,429
Duke Energy Corp.	18,700	1,388
MDU Resources Group Inc.	53,500	1,044
IDACORP Inc.	15,102	938
Great Plains Energy Inc.	21,700	567
Vectren Corp.	12,900	543
Dominion Resources Inc.	6,600	473
		25,319
		542,529
Total Common Stocks (Cost $1,020,653)		1,069,515

	Coupon
Temporary Cash Investment (1.9%)[1]
Money Market Fund (1.9%)
[4,5] Vanguard Market Liquidity Fund (Cost
$20,385)	0.152%	20,384,604	20,385

Total Investments (101.0%) (Cost $1,041,038)			1,089,900
Other Assets and Liabilities-Net (-1.0%)[5]			(10,818)
Net Assets (100%)			1,079,082

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,284,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.6% and 1.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate value of these securities was $5,081,000, representing 0.5% of net assets.
3 Securities with a value of $4,779,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $18,244,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Global Minimum Volatility Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	134,051	392,935	—
Common Stocks—United States	542,529	—	—
Temporary Cash Investments	20,385	—	—
Futures Contracts—Assets[1]	5	—	—
Futures Contracts—Liabilities[1]	(29)	—	—
Forward Currency Contracts—Assets	—	7,077	—
Forward Currency Contracts—Liabilities	—	(1,787)	—
Total	696,941	398,225	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is

Global Minimum Volatility Fund

compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability) in the Schedule of Investments.

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2015	36	3,777	(7)
S&P 500 Index	September 2015	2	1,049	11
Dow Jones EURO STOXX 50 Index	September 2015	10	398	29
Topix Index	September 2015	2	268	6
FTSE 100 Index	September 2015	2	208	3
S&P ASX 200 Index	September 2015	1	104	4
				46

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, S&P 500 Index, Dow Jones EURO STOXX 50 Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts, except for Indonesian rupiah and Taiwanese dollar contracts, is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Credit Suisse International	8/14/15	GBP	1,270	USD	1,977	6
BNP Paribas	8/14/15	USD	112,100	GBP	72,902	(1,737)
Deutsche Bank AG	8/14/15	USD	62,430	CAD	79,474	1,668
BNP Paribas	8/14/15	USD	45,526	AUD	61,353	719
BNP Paribas	8/14/15	USD	45,156	JPY	5,466,431	1,043
BNP Paribas	8/14/15	USD	43,906	CHF	41,608	827
BNP Paribas	8/14/15	USD	29,029	KRW	33,003,998	837
BNP Paribas	8/14/15	USD	26,447	EUR	23,915	177
BNP Paribas	8/14/15	USD	21,818	INR	1,395,235	117

Global Minimum Volatility Fund

BNP Paribas	8/14/15	USD	14,923	BRL	48,751	761
BNP Paribas	8/14/15	USD	14,598	TWD	452,993	248
Goldman Sachs International	8/14/15	USD	8,878	MXN	140,968	138
BNP Paribas	8/14/15	USD	5,538	RUB	321,066	350
BNP Paribas	8/14/15	USD	4,734	NOK	38,877	(24)
Goldman Sachs International	8/14/15	USD	4,409	CHF	4,241	18
BNP Paribas	8/14/15	USD	4,169	ILS	15,792	(17)
Goldman Sachs International	8/14/15	USD	3,332	CAD	4,330	21
Goldman Sachs International	8/14/15	USD	2,843	GBP	1,824	(5)
BNP Paribas	8/14/15	USD	2,829	JPY	351,059	(4)
Goldman Sachs International	8/14/15	USD	2,796	AUD	3,771	42
BNP Paribas	8/14/15	USD	2,538	IDR	34,264,873	12
Deutsche Bank AG	8/14/15	USD	2,266	SEK	19,204	39
BNP Paribas	8/14/15	USD	1,998	CLP	1,312,659	54
						5,290

AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
EUR—Euro.
GBP—British pound.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
RUB—Russian ruble.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.

At July 31, 2015, the counterparties had deposited in segregated accounts securities with a value of $4,061,000 in connection with amounts due to the fund for open forward currency contracts. After July 31, 2015, the counterparties posted additional collateral of $1,125,000 in connection with open forward currency contracts as of July 31, 2015.

E. At July 31, 2015, the cost of investment securities for tax purposes was $1,041,633,000. Net unrealized appreciation of investment securities for tax purposes was $48,267,000, consisting of unrealized gains of $81,665,000 on securities that had risen in value since their purchase and $33,398,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: September 17, 2015
VANGUARD WHITEHALL FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: September 17, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.